Schedule of Investments(a)
Invesco PureBetaSM MSCI USA ETF (PBUS)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-8.78%
Activision Blizzard, Inc.	48,937	$3,811,213
Alphabet, Inc., Class A(b)	18,890	42,979,284
Alphabet, Inc., Class C(b)	17,842	40,693,677
AMC Entertainment Holdings, Inc., Class A(b)(c)	32,308	463,297
AT&T, Inc.	448,628	9,551,290
Cable One, Inc.	342	445,660
Charter Communications, Inc., Class A(b)	7,595	3,850,133
Comcast Corp., Class A	284,128	12,581,188
DISH Network Corp., Class A(b)(c)	15,531	354,573
Electronic Arts, Inc.	17,663	2,448,975
Fox Corp., Class A	19,835	704,341
Fox Corp., Class B	9,312	304,595
IAC/InterActiveCorp.(b)	4,993	425,903
Interpublic Group of Cos., Inc. (The)	24,769	798,305
Liberty Broadband Corp., Class C(b)	8,493	1,063,069
Liberty Global PLC, Class A (United Kingdom)(b)(c)	9,934	241,595
Liberty Global PLC, Class C (United Kingdom)(b)	20,026	508,861
Liberty Media Corp.-Liberty Formula One, Class C(b)(c)	12,249	762,990
Liberty Media Corp.-Liberty SiriusXM, Class A(b)(c)	4,759	196,594
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	10,458	429,824
Live Nation Entertainment, Inc.(b)	10,581	1,005,724
Lumen Technologies, Inc.(c)	57,848	708,059
Match Group, Inc.(b)	17,909	1,410,871
Meta Platforms, Inc., Class A(b)	145,028	28,083,222
Netflix, Inc.(b)	27,884	5,505,417
News Corp., Class A	23,991	417,443
Omnicom Group, Inc.	13,126	979,331
Paramount Global, Class B(c)	38,167	1,310,273
Pinterest, Inc., Class A(b)	35,770	702,880
ROBLOX Corp., Class A(b)	22,072	660,836
Roku, Inc., Class A(b)	7,480	709,852
Sirius XM Holdings, Inc.(c)	49,592	317,389
Snap, Inc., Class A(b)(c)	68,833	971,234
Take-Two Interactive Software, Inc.(b)(c)	10,137	1,262,361
T-Mobile US, Inc.(b)	39,232	5,229,233
Twitter, Inc.(b)	50,278	1,991,009
Verizon Communications, Inc.	263,655	13,522,865
Walt Disney Co. (The)(b)	114,350	12,628,814
Warner Bros Discovery, Inc.(b)	139,866	2,580,528
ZoomInfo Technologies, Inc., Class A(b)	16,465	665,021
		203,277,729
Consumer Discretionary-10.95%
Advance Auto Parts, Inc.	3,837	728,493
Airbnb, Inc., Class A(b)	20,981	2,535,973
Amazon.com, Inc.(b)	28,763	69,151,717
Aptiv PLC(b)	16,990	1,805,018
Aramark	14,469	498,746
AutoZone, Inc.(b)	1,296	2,669,306
Bath & Body Works, Inc.	16,187	663,991
Best Buy Co., Inc.	13,598	1,115,852
Booking Holdings, Inc.(b)	2,568	5,761,462
BorgWarner, Inc.	15,101	608,872
Burlington Stores, Inc.(b)(c)	4,193	705,682
Caesars Entertainment, Inc.(b)	13,449	674,736
CarMax, Inc.(b)(c)	10,155	1,008,087
	Shares	Value
Consumer Discretionary-(continued)
Carnival Corp.(b)(c)	52,658	$730,893
Carvana Co.(b)(c)	5,976	175,933
Chewy, Inc., Class A(b)(c)	5,727	142,030
Chipotle Mexican Grill, Inc.(b)	1,762	2,471,293
D.R. Horton, Inc.	21,144	1,588,972
Darden Restaurants, Inc.	8,022	1,002,750
Dollar General Corp.	14,553	3,206,608
Dollar Tree, Inc.(b)	14,133	2,265,944
Domino’s Pizza, Inc.	2,284	829,480
DoorDash, Inc., Class A(b)(c)	11,943	918,536
eBay, Inc.	36,901	1,795,972
Etsy, Inc.(b)(c)	8,003	649,203
Expedia Group, Inc.(b)	9,436	1,220,358
Ford Motor Co.	246,944	3,378,194
Garmin Ltd.	9,687	1,023,141
General Motors Co.(b)	86,698	3,353,479
Genuine Parts Co.	8,916	1,219,085
Hasbro, Inc.	8,291	744,117
Hilton Worldwide Holdings, Inc.	17,546	2,471,530
Home Depot, Inc. (The)	65,586	19,856,161
Las Vegas Sands Corp.(b)	21,593	765,688
Lear Corp.	3,750	528,600
Lennar Corp., Class A	16,416	1,317,384
LKQ Corp.	17,006	873,938
Lowe’s Cos., Inc.	42,081	8,218,419
Lucid Group, Inc.(b)(c)	25,921	523,086
lululemon athletica, inc.(b)	7,404	2,167,077
Marriott International, Inc., Class A	17,430	2,990,639
McDonald’s Corp.	46,703	11,778,964
MercadoLibre, Inc. (Brazil)(b)	2,850	2,239,758
MGM Resorts International	22,067	771,683
Mohawk Industries, Inc.(b)	3,270	462,574
Newell Brands, Inc.	25,388	544,319
NIKE, Inc., Class B	80,161	9,527,135
NVR, Inc.(b)	200	890,124
O’Reilly Automotive, Inc.(b)	4,210	2,682,486
Peloton Interactive, Inc., Class A(b)(c)	18,079	252,383
Pool Corp.	2,523	1,005,718
PulteGroup, Inc.	15,617	706,825
Rivian Automotive, Inc., Class A(b)	11,229	352,591
Ross Stores, Inc.	22,192	1,886,764
Royal Caribbean Cruises Ltd.(b)(c)	14,400	836,208
Starbucks Corp.	72,248	5,671,468
Target Corp.	30,093	4,871,455
Tesla, Inc.(b)	55,175	41,836,995
TJX Cos., Inc. (The)	74,922	4,762,792
Tractor Supply Co.	7,083	1,327,071
Ulta Beauty, Inc.(b)	3,399	1,438,117
Vail Resorts, Inc.	2,536	639,605
VF Corp.	20,762	1,047,651
Wayfair, Inc., Class A(b)(c)	4,737	281,330
Whirlpool Corp.	3,681	678,187
Wynn Resorts Ltd.(b)(c)	6,915	457,081
Yum! Brands, Inc.	18,150	2,204,680
		253,510,409
Consumer Staples-6.35%
Altria Group, Inc.	114,138	6,173,724
Archer-Daniels-Midland Co.	35,308	3,206,673
Brown-Forman Corp., Class B	19,454	1,286,298
Bunge Ltd.	8,891	1,051,983
Campbell Soup Co.	13,266	635,574
Church & Dwight Co., Inc.	15,243	1,372,785
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Clorox Co. (The)	7,729	$1,123,487
Coca-Cola Co. (The)	258,686	16,395,519
Colgate-Palmolive Co.	50,150	3,952,321
Conagra Brands, Inc.	30,150	991,634
Constellation Brands, Inc., Class A	10,322	2,533,741
Costco Wholesale Corp.	27,851	12,984,693
Estee Lauder Cos., Inc. (The), Class A	14,598	3,717,381
General Mills, Inc.	37,886	2,646,337
Hershey Co. (The)	9,142	1,935,453
Hormel Foods Corp.	18,750	912,563
JM Smucker Co. (The)	6,815	854,397
Kellogg Co.	16,085	1,121,768
Keurig Dr Pepper, Inc.	48,989	1,701,878
Kimberly-Clark Corp.	21,156	2,814,171
Kraft Heinz Co. (The)	46,116	1,744,568
Kroger Co. (The)	43,871	2,323,847
McCormick & Co., Inc.	15,687	1,454,499
Molson Coors Beverage Co., Class B	11,339	633,170
Mondelez International, Inc., Class A	87,198	5,542,305
Monster Beverage Corp.(b)	24,934	2,222,118
PepsiCo, Inc.	86,891	14,575,965
Philip Morris International, Inc.	97,341	10,342,481
Procter & Gamble Co. (The)	150,554	22,263,926
Sysco Corp.	31,872	2,682,985
Tyson Foods, Inc., Class A	18,368	1,645,956
Walgreens Boots Alliance, Inc.	46,087	2,019,993
Walmart, Inc.	95,821	12,325,455
		147,189,648
Energy-4.74%
APA Corp.	21,790	1,024,348
Baker Hughes Co., Class A	59,877	2,154,374
Cheniere Energy, Inc.	14,380	1,966,753
Chevron Corp.	122,321	21,364,586
ConocoPhillips	81,620	9,170,823
Coterra Energy, Inc.	51,099	1,754,229
Devon Energy Corp.	39,631	2,968,362
Diamondback Energy, Inc.	10,594	1,610,500
EOG Resources, Inc.	36,783	5,037,800
EQT Corp.	21,282	1,015,577
Exxon Mobil Corp.	265,902	25,526,592
Halliburton Co.	56,437	2,285,698
Hess Corp.	17,509	2,154,833
Kinder Morgan, Inc.	128,152	2,523,313
Marathon Oil Corp.	45,131	1,418,467
Marathon Petroleum Corp.	35,500	3,613,545
Occidental Petroleum Corp.	58,666	4,066,140
ONEOK, Inc.	28,023	1,845,315
Phillips 66	30,153	3,039,724
Pioneer Natural Resources Co.	14,492	4,027,906
Schlumberger N.V.	88,756	4,079,226
Targa Resources Corp.	13,620	980,912
Valero Energy Corp.	25,692	3,329,683
Williams Cos., Inc. (The)	76,313	2,828,160
		109,786,866
Financials-11.00%
Aflac, Inc.	38,775	2,348,602
Alleghany Corp.(b)	850	708,713
Allstate Corp. (The)	17,482	2,389,615
Ally Financial, Inc.	20,927	921,625
American Express Co.	40,539	6,843,794
American Financial Group, Inc.	4,534	640,654
	Shares	Value
Financials-(continued)
American International Group, Inc.	51,173	$3,002,832
Ameriprise Financial, Inc.	6,956	1,921,734
Annaly Capital Management, Inc.(c)	98,003	647,800
Aon PLC, Class A	13,437	3,704,178
Apollo Global Management, Inc.(c)	25,101	1,446,822
Arch Capital Group Ltd.(b)	23,807	1,129,880
Arthur J. Gallagher & Co.	13,098	2,121,090
Assurant, Inc.	3,465	612,231
Bank of America Corp.	456,160	16,969,152
Bank of New York Mellon Corp. (The)	48,002	2,237,373
Berkshire Hathaway, Inc., Class B(b)	81,098	25,625,346
BlackRock, Inc.	9,549	6,389,045
Blackstone, Inc., Class A	43,990	5,181,582
Brown & Brown, Inc.	15,066	894,468
Capital One Financial Corp.	25,981	3,321,931
Carlyle Group, Inc. (The)	12,309	474,266
Cboe Global Markets, Inc.	6,710	753,600
Charles Schwab Corp. (The)	91,011	6,379,871
Chubb Ltd.	26,770	5,656,233
Cincinnati Financial Corp.	9,573	1,224,004
Citigroup, Inc.	124,635	6,656,755
Citizens Financial Group, Inc.	31,135	1,288,366
CME Group, Inc., Class A	22,566	4,486,798
Coinbase Global, Inc., Class A(b)(c)	7,526	587,781
Discover Financial Services	17,894	2,030,790
Equitable Holdings, Inc.	24,467	744,041
Erie Indemnity Co., Class A	1,596	267,729
Everest Re Group Ltd.	2,466	696,645
FactSet Research Systems, Inc.	2,374	906,346
Fidelity National Financial, Inc.	16,920	715,716
Fifth Third Bancorp	42,932	1,692,809
First Citizens BancShares, Inc., Class A	752	526,701
First Republic Bank	11,101	1,720,988
Franklin Resources, Inc.	18,891	511,568
Globe Life, Inc.	5,927	578,297
Goldman Sachs Group, Inc. (The)	21,224	6,937,064
Hartford Financial Services Group, Inc. (The)	20,830	1,510,383
Huntington Bancshares, Inc.	90,323	1,253,683
Intercontinental Exchange, Inc.	35,289	3,613,241
Invesco Ltd.(d)	21,728	420,219
JPMorgan Chase & Co.	185,459	24,523,244
KeyCorp	58,270	1,163,069
KKR & Co., Inc., Class A	34,906	1,913,198
Lincoln National Corp.	10,290	596,100
Loews Corp.	13,251	867,808
LPL Financial Holdings, Inc.	5,028	986,443
M&T Bank Corp.	11,277	2,029,522
Markel Corp.(b)	855	1,170,863
MarketAxess Holdings, Inc.	2,376	669,272
Marsh & McLennan Cos., Inc.	31,578	5,050,901
MetLife, Inc.	44,048	2,968,395
Moody’s Corp.	10,469	3,157,136
Morgan Stanley	83,909	7,227,921
MSCI, Inc.	5,104	2,257,754
Nasdaq, Inc.	7,228	1,122,219
Northern Trust Corp.	12,405	1,386,259
PNC Financial Services Group, Inc. (The)	26,282	4,610,126
Principal Financial Group, Inc.	16,407	1,196,562
Progressive Corp. (The)	36,705	4,381,843
Prudential Financial, Inc.	23,616	2,509,200
Raymond James Financial, Inc.	11,735	1,155,780
Regions Financial Corp.	58,860	1,300,217

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
S&P Global, Inc.	22,247	$7,774,882
SEI Investments Co.	7,386	431,564
Signature Bank	3,940	852,104
State Street Corp.	22,986	1,666,255
SVB Financial Group(b)	3,690	1,802,823
Synchrony Financial	32,740	1,212,690
T. Rowe Price Group, Inc.	14,326	1,820,691
Tradeweb Markets, Inc., Class A	6,721	454,407
Travelers Cos., Inc. (The)	15,168	2,715,679
Truist Financial Corp.	83,416	4,149,112
U.S. Bancorp	88,540	4,698,818
Upstart Holdings, Inc.(b)(c)	4,223	212,839
W.R. Berkley Corp.	13,324	947,736
Webster Financial Corp.	11,309	555,159
Wells Fargo & Co.	239,583	10,965,714
Willis Towers Watson PLC	7,395	1,560,863
		254,757,529
Health Care-14.16%
Abbott Laboratories	110,760	13,009,870
AbbVie, Inc.	111,091	16,371,481
ABIOMED, Inc.(b)	2,859	753,918
Agilent Technologies, Inc.	18,865	2,406,419
Align Technology, Inc.(b)	4,707	1,306,851
Alnylam Pharmaceuticals, Inc.(b)	7,550	949,790
AmerisourceBergen Corp.	9,852	1,524,991
Amgen, Inc.	34,986	8,982,306
Anthem, Inc.	15,156	7,723,649
Avantor, Inc.(b)	38,311	1,227,484
Baxter International, Inc.	31,548	2,399,225
Becton, Dickinson and Co.	17,886	4,575,239
Biogen, Inc.(b)	9,234	1,846,800
BioMarin Pharmaceutical, Inc.(b)	11,541	867,075
Bio-Rad Laboratories, Inc., Class A(b)	1,405	755,595
Bio-Techne Corp.	2,466	911,754
Boston Scientific Corp.(b)	89,649	3,676,506
Bristol-Myers Squibb Co.	136,903	10,329,331
Cardinal Health, Inc.	17,402	980,081
Catalent, Inc.(b)	10,688	1,101,505
Centene Corp.(b)	36,608	2,981,356
Cerner Corp.	18,424	1,747,516
Charles River Laboratories International, Inc.(b)	3,171	742,268
Cigna Corp.	20,158	5,408,190
Cooper Cos., Inc. (The)	3,094	1,085,190
CVS Health Corp.	82,436	7,975,683
Danaher Corp.	42,683	11,260,629
DaVita, Inc.(b)	3,629	353,791
DENTSPLY SIRONA, Inc.	13,745	543,752
DexCom, Inc.(b)	6,096	1,816,242
Edwards Lifesciences Corp.(b)	39,142	3,947,471
Elanco Animal Health, Inc.(b)	26,790	634,923
Eli Lilly and Co.	50,842	15,935,917
Exact Sciences Corp.(b)(c)	10,936	544,722
Gilead Sciences, Inc.	78,767	5,108,040
HCA Healthcare, Inc.	15,255	3,209,652
Henry Schein, Inc.(b)	8,615	737,789
Hologic, Inc.(b)(c)	15,701	1,181,814
Horizon Therapeutics PLC(b)	13,553	1,215,569
Humana, Inc.	7,954	3,612,945
IDEXX Laboratories, Inc.(b)	5,291	2,072,061
Illumina, Inc.(b)	9,861	2,361,512
Incyte Corp.(b)	11,796	895,198
	Shares	Value
Health Care-(continued)
Insulet Corp.(b)	4,343	$927,144
Intuitive Surgical, Inc.(b)	22,469	5,114,843
IQVIA Holdings, Inc.(b)	11,991	2,581,063
Jazz Pharmaceuticals PLC(b)	3,861	577,914
Johnson & Johnson	165,138	29,647,225
Laboratory Corp. of America Holdings	5,866	1,447,260
Masimo Corp.(b)	3,303	463,840
McKesson Corp.	9,408	3,092,316
Medtronic PLC	84,323	8,444,948
Merck & Co., Inc.	158,761	14,610,775
Mettler-Toledo International, Inc.(b)	1,432	1,841,724
Moderna, Inc.(b)	21,508	3,125,758
Molina Healthcare, Inc.(b)	3,668	1,064,527
Neurocrine Biosciences, Inc.(b)	5,989	559,912
Novocure Ltd.(b)(c)	5,901	474,322
PerkinElmer, Inc.	7,926	1,186,284
Pfizer, Inc.	353,189	18,733,145
Quest Diagnostics, Inc.	7,503	1,058,073
Regeneron Pharmaceuticals, Inc.(b)	6,703	4,455,752
ResMed, Inc.	9,185	1,868,780
Royalty Pharma PLC, Class A	21,755	895,001
Seagen, Inc.(b)	8,637	1,171,868
STERIS PLC	6,289	1,435,150
Stryker Corp.	21,341	5,004,465
Teladoc Health, Inc.(b)(c)	10,070	343,286
Teleflex, Inc.	2,942	846,531
Thermo Fisher Scientific, Inc.	24,570	13,945,195
UnitedHealth Group, Inc.	59,096	29,357,711
Universal Health Services, Inc., Class B	4,243	528,720
Veeva Systems, Inc., Class A(b)	8,730	1,486,370
Vertex Pharmaceuticals, Inc.(b)	15,987	4,294,908
Viatris, Inc.	76,089	933,612
Waters Corp.(b)	3,801	1,246,538
West Pharmaceutical Services, Inc.	4,665	1,447,923
Zimmer Biomet Holdings, Inc.	13,121	1,577,275
Zoetis, Inc.	29,643	5,066,878
		327,929,136
Industrials-7.70%
3M Co.	35,869	5,354,883
A.O. Smith Corp.	8,254	496,230
Allegion PLC	5,542	618,764
AMERCO	616	301,828
AMETEK, Inc.	14,553	1,767,753
Boeing Co. (The)(b)	34,786	4,570,880
Booz Allen Hamilton Holding Corp.	8,370	718,648
C.H. Robinson Worldwide, Inc.	8,090	877,846
Carrier Global Corp.	53,733	2,112,244
Caterpillar, Inc.	33,658	7,265,079
Cintas Corp.	5,864	2,335,807
Clarivate PLC(b)(c)	19,408	286,656
Copart, Inc.(b)	13,408	1,535,618
CoStar Group, Inc.(b)	24,808	1,511,800
CSX Corp.	137,762	4,379,454
Cummins, Inc.	8,945	1,870,578
Deere & Co.	18,305	6,549,163
Delta Air Lines, Inc.(b)	10,036	418,401
Dover Corp.	9,056	1,212,689
Eaton Corp. PLC	25,048	3,471,653
Emerson Electric Co.	37,308	3,307,727
Equifax, Inc.	7,668	1,553,383
Expeditors International of Washington, Inc.	10,640	1,158,058
Fastenal Co.	36,176	1,937,587

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
FedEx Corp.	15,810	$3,550,610
Fortive Corp.	21,395	1,321,569
Fortune Brands Home & Security, Inc.	8,427	584,412
Generac Holdings, Inc.(b)	4,006	989,802
General Dynamics Corp.	14,825	3,334,291
General Electric Co.	69,046	5,405,611
HEICO Corp.(c)	2,737	391,528
HEICO Corp., Class A	4,592	537,677
Honeywell International, Inc.	43,075	8,340,182
Howmet Aerospace, Inc.	23,679	846,998
Huntington Ingalls Industries, Inc.	2,508	527,834
IDEX Corp.	4,775	914,651
Illinois Tool Works, Inc.	19,654	4,089,408
Ingersoll Rand, Inc.	25,615	1,207,747
J.B. Hunt Transport Services, Inc.	5,263	908,289
Jacobs Engineering Group, Inc.	8,116	1,136,970
Johnson Controls International PLC	44,130	2,405,526
Knight-Swift Transportation Holdings, Inc.	9,893	481,196
L3Harris Technologies, Inc.	12,126	2,921,153
Leidos Holdings, Inc.	8,384	876,128
Lennox International, Inc.	2,071	432,632
Lockheed Martin Corp.	15,394	6,775,053
Lyft, Inc., Class A(b)	19,217	339,757
Masco Corp.	15,069	854,262
Nordson Corp.	3,289	716,607
Norfolk Southern Corp.	15,060	3,609,280
Northrop Grumman Corp.	9,314	4,358,673
Old Dominion Freight Line, Inc.	6,132	1,583,528
Otis Worldwide Corp.	26,691	1,985,810
Owens Corning	6,224	594,890
PACCAR, Inc.	21,830	1,895,717
Parker-Hannifin Corp.	8,069	2,196,140
Pentair PLC	10,369	520,213
Plug Power, Inc.(b)(c)	32,661	603,575
Quanta Services, Inc.	9,030	1,074,570
Raytheon Technologies Corp.	93,730	8,915,598
Republic Services, Inc.	13,912	1,861,982
Robert Half International, Inc.	6,952	626,723
Rockwell Automation, Inc.	7,298	1,555,934
Rollins, Inc.	13,874	491,972
Sensata Technologies Holding PLC	9,901	475,545
Snap-on, Inc.	3,356	744,629
Southwest Airlines Co.(b)	9,267	424,985
Stanley Black & Decker, Inc.	10,260	1,217,759
Textron, Inc.	13,609	888,532
Trane Technologies PLC	14,668	2,025,064
TransDigm Group, Inc.(b)	3,309	2,003,169
TransUnion	12,031	1,044,411
Uber Technologies, Inc.(b)	92,066	2,135,931
Union Pacific Corp.	40,002	8,791,640
United Parcel Service, Inc., Class B	46,010	8,385,322
United Rentals, Inc.(b)	4,553	1,357,614
Verisk Analytics, Inc.	10,130	1,771,940
W.W. Grainger, Inc.	2,889	1,407,145
Wabtec Corp.	11,056	1,044,350
Waste Connections, Inc.	16,162	2,061,301
Waste Management, Inc.	26,039	4,127,442
Xylem, Inc.	11,299	951,941
		178,235,947
Information Technology-27.52%
Accenture PLC, Class A	39,694	11,847,071
Adobe, Inc.(b)	29,626	12,338,636
	Shares	Value
Information Technology-(continued)
Advanced Micro Devices, Inc.(b)	102,674	$10,458,374
Affirm Holdings, Inc.(b)(c)	11,946	340,461
Akamai Technologies, Inc.(b)	10,071	1,017,574
Amphenol Corp., Class A	37,636	2,666,887
Analog Devices, Inc.	32,868	5,534,971
ANSYS, Inc.(b)	5,479	1,426,512
Apple, Inc.	1,024,985	152,558,767
Applied Materials, Inc.	55,484	6,507,718
AppLovin Corp., Class A(b)	7,466	284,529
Arista Networks, Inc.(b)	15,464	1,581,658
Arrow Electronics, Inc.(b)	4,252	513,004
Autodesk, Inc.(b)	13,821	2,871,313
Automatic Data Processing, Inc.	26,382	5,881,603
Avalara, Inc.(b)(c)	5,495	465,262
Bentley Systems, Inc., Class B(c)	11,971	411,563
Bill.com Holdings, Inc.(b)(c)	5,855	692,295
Black Knight, Inc.(b)	9,753	662,326
Block, Inc., Class A(b)(c)	32,557	2,849,063
Broadcom, Inc.	25,727	14,925,004
Broadridge Financial Solutions, Inc.	7,334	1,072,377
Cadence Design Systems, Inc.(b)	17,419	2,677,823
CDW Corp.	8,476	1,439,733
Ceridian HCM Holding, Inc.(b)	8,579	482,998
Cisco Systems, Inc.	260,913	11,754,131
Citrix Systems, Inc.	7,885	793,941
Cloudflare, Inc., Class A(b)	15,698	879,088
Cognex Corp.	10,923	528,892
Cognizant Technology Solutions Corp., Class A	32,945	2,460,991
Corning, Inc.	50,469	1,807,800
Coupa Software, Inc.(b)(c)	4,691	322,694
Crowdstrike Holdings, Inc., Class A(b)(c)	12,423	1,987,556
Datadog, Inc., Class A(b)	14,109	1,345,857
Dell Technologies, Inc., Class C	18,213	909,557
DocuSign, Inc.(b)	12,405	1,040,904
Dropbox, Inc., Class A(b)	18,100	377,204
Dynatrace, Inc.(b)	12,563	473,248
Enphase Energy, Inc.(b)	8,412	1,566,230
Entegris, Inc.	8,511	944,381
EPAM Systems, Inc.(b)	3,571	1,208,855
F5, Inc.(b)	3,815	621,998
Fair Isaac Corp.(b)	1,651	676,167
Fidelity National Information Services, Inc.	38,304	4,002,768
Fiserv, Inc.(b)	38,915	3,898,505
FleetCor Technologies, Inc.(b)	4,843	1,204,987
Fortinet, Inc.(b)	8,585	2,525,192
Gartner, Inc.(b)	5,168	1,356,083
Global Payments, Inc.	17,710	2,320,718
GoDaddy, Inc., Class A(b)	10,656	799,733
Guidewire Software, Inc.(b)(c)	4,965	396,902
Hewlett Packard Enterprise Co.	81,711	1,274,692
HP, Inc.	66,159	2,569,616
HubSpot, Inc.(b)	2,838	958,364
Intel Corp.	255,753	11,360,548
International Business Machines Corp.	56,484	7,842,239
Intuit, Inc.	16,896	7,002,716
Jack Henry & Associates, Inc.	4,574	860,461
Juniper Networks, Inc.	20,272	621,945
Keysight Technologies, Inc.(b)	11,479	1,671,342
KLA Corp.	9,466	3,453,670
Lam Research Corp.	8,762	4,556,503
Marvell Technology, Inc.	52,997	3,134,773

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Mastercard, Inc., Class A	54,816	$19,617,002
Microchip Technology, Inc.	34,934	2,537,955
Micron Technology, Inc.	70,331	5,193,241
Microsoft Corp.	447,317	121,612,073
MongoDB, Inc.(b)(c)	4,193	994,370
Monolithic Power Systems, Inc.	2,775	1,249,832
Motorola Solutions, Inc.	10,565	2,321,553
NetApp, Inc.	13,961	1,004,494
NortonLifeLock, Inc.	36,581	890,382
NVIDIA Corp.	157,019	29,318,588
NXP Semiconductors N.V. (China)	16,489	3,128,953
Okta, Inc.(b)	9,329	774,773
ON Semiconductor Corp.(b)	27,164	1,648,312
Oracle Corp.	100,635	7,237,669
Palantir Technologies, Inc., Class A(b)(c)	102,992	893,971
Palo Alto Networks, Inc.(b)	6,186	3,110,197
Paychex, Inc.	20,392	2,525,141
Paycom Software, Inc.(b)	3,215	914,153
PayPal Holdings, Inc.(b)	69,513	5,923,203
PTC, Inc.(b)	6,978	813,146
Qorvo, Inc.(b)	6,810	761,017
QUALCOMM, Inc.	70,784	10,137,684
RingCentral, Inc., Class A(b)	5,032	317,720
Roper Technologies, Inc.	6,633	2,934,705
salesforce.com, inc.(b)	61,865	9,913,248
Seagate Technology Holdings PLC	13,061	1,105,875
ServiceNow, Inc.(b)	12,562	5,872,358
Skyworks Solutions, Inc.	10,301	1,121,470
Snowflake, Inc., Class A(b)	13,467	1,719,063
SolarEdge Technologies, Inc.(b)	3,317	904,844
Splunk, Inc.(b)	9,973	1,022,831
SS&C Technologies Holdings, Inc.	14,493	927,407
Synopsys, Inc.(b)	9,616	3,069,427
TE Connectivity Ltd. (Switzerland)	20,449	2,645,896
Teledyne Technologies, Inc.(b)	2,964	1,200,865
Teradyne, Inc.	10,201	1,114,561
Texas Instruments, Inc.	58,003	10,252,610
Trade Desk, Inc. (The), Class A(b)	27,673	1,440,380
Trimble, Inc.(b)	15,779	1,073,761
Twilio, Inc., Class A(b)	10,784	1,134,153
Tyler Technologies, Inc.(b)	2,597	924,065
Unity Software, Inc.(b)(c)	12,006	479,880
VeriSign, Inc.(b)	6,227	1,086,923
Visa, Inc., Class A(c)	104,162	22,100,052
VMware, Inc., Class A	13,152	1,684,771
Western Digital Corp.(b)	19,654	1,192,801
Western Union Co. (The)	24,717	448,366
Workday, Inc., Class A(b)	12,310	1,924,053
Zebra Technologies Corp., Class A(b)	3,332	1,126,849
Zendesk, Inc.(b)	7,654	699,958
Zoom Video Communications, Inc., Class A(b)	13,709	1,473,032
Zscaler, Inc.(b)	5,279	808,162
		637,346,568
Materials-2.83%
Air Products and Chemicals, Inc.	13,919	3,426,301
Albemarle Corp.	7,351	1,914,347
Alcoa Corp.	11,581	714,779
Amcor PLC	95,074	1,245,469
Avery Dennison Corp.	5,189	895,414
Ball Corp.	20,192	1,431,411
Celanese Corp.	6,785	1,061,988
CF Industries Holdings, Inc.	13,020	1,285,985
	Shares	Value
Materials-(continued)
Cleveland-Cliffs, Inc.(b)	32,937	$763,480
Corteva, Inc.	45,662	2,859,354
Crown Holdings, Inc.	7,824	817,139
Dow, Inc.	46,211	3,141,424
DuPont de Nemours, Inc.	32,214	2,185,720
Eastman Chemical Co.	8,100	892,296
Ecolab, Inc.	16,211	2,657,145
FMC Corp.	7,895	967,769
Freeport-McMoRan, Inc.	91,371	3,570,779
International Flavors & Fragrances, Inc.	16,005	2,115,381
International Paper Co.	22,457	1,088,042
Linde PLC (United Kingdom)	32,192	10,452,099
LyondellBasell Industries N.V., Class A	16,481	1,882,954
Martin Marietta Materials, Inc.	3,919	1,330,030
Mosaic Co. (The)	23,133	1,449,282
Newmont Corp.	50,085	3,398,267
Nucor Corp.	16,903	2,238,971
Packaging Corp. of America	5,875	924,020
PPG Industries, Inc.	14,823	1,874,961
RPM International, Inc.	8,167	719,513
Sealed Air Corp.	9,305	578,585
Sherwin-Williams Co. (The)	15,536	4,164,269
Steel Dynamics, Inc.	12,015	1,025,841
Vulcan Materials Co.	8,340	1,375,016
Westlake Corp.	2,414	318,914
WestRock Co.	16,532	801,637
		65,568,582
Real Estate-2.98%
Alexandria Real Estate Equities, Inc.	9,543	1,583,661
American Homes 4 Rent, Class A	19,650	726,264
American Tower Corp.	28,633	7,333,770
AvalonBay Communities, Inc.	8,778	1,825,473
Boston Properties, Inc.(c)	9,348	1,039,311
Camden Property Trust	6,171	885,477
CBRE Group, Inc., Class A(b)	21,028	1,741,959
Crown Castle International Corp.	27,137	5,146,532
Digital Realty Trust, Inc.	17,856	2,492,519
Duke Realty Corp.	24,041	1,270,086
Equinix, Inc.	5,698	3,915,039
Equity LifeStyle Properties, Inc.	11,094	839,816
Equity Residential	22,413	1,721,991
Essex Property Trust, Inc.	4,105	1,165,204
Extra Space Storage, Inc.	8,409	1,498,484
Healthpeak Properties, Inc.	33,906	1,006,669
Host Hotels & Resorts, Inc.	44,919	897,931
Invitation Homes, Inc.	38,165	1,439,584
Iron Mountain, Inc.	18,208	981,411
Kimco Realty Corp.	38,762	916,721
Medical Properties Trust, Inc.	37,531	697,326
Mid-America Apartment Communities, Inc.	7,244	1,311,164
Prologis, Inc.	46,478	5,925,015
Public Storage	9,900	3,273,336
Realty Income Corp.	37,139	2,533,623
Regency Centers Corp.	9,674	659,863
SBA Communications Corp., Class A	6,829	2,298,710
Simon Property Group, Inc.	20,638	2,366,147
Sun Communities, Inc.	7,280	1,194,866
UDR, Inc.	19,989	955,474
Ventas, Inc.	25,101	1,424,231
VICI Properties, Inc.	60,455	1,865,037
Vornado Realty Trust	10,246	358,200
W.P. Carey, Inc.	11,972	1,007,324

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	28,093	$2,502,805
Weyerhaeuser Co.	46,875	1,852,500
Zillow Group, Inc., Class C(b)(c)	10,341	412,606
		69,066,129
Utilities-2.93%
AES Corp. (The)	41,962	924,842
Alliant Energy Corp.	15,749	1,005,101
Ameren Corp.	16,192	1,541,317
American Electric Power Co., Inc.	31,677	3,232,004
American Water Works Co., Inc.	11,415	1,726,519
Atmos Energy Corp.	8,506	989,333
CenterPoint Energy, Inc.	39,502	1,266,039
CMS Energy Corp.	18,217	1,294,136
Consolidated Edison, Inc.	22,259	2,209,428
Constellation Energy Corp.	20,497	1,272,454
Dominion Energy, Inc.	50,903	4,287,051
DTE Energy Co.	12,161	1,613,886
Duke Energy Corp.	48,322	5,437,191
Edison International	23,921	1,672,317
Entergy Corp.	12,752	1,534,321
Essential Utilities, Inc.	15,121	699,497
Evergy, Inc.	14,399	1,007,066
Eversource Energy	21,651	1,998,820
Exelon Corp.	61,520	3,023,708
FirstEnergy Corp.	34,031	1,461,972
NextEra Energy, Inc.	123,275	9,330,685
NiSource, Inc.	25,461	800,748
NRG Energy, Inc.	15,209	700,222
PG&E Corp.(b)	93,690	1,143,018
PPL Corp.	46,186	1,393,893
Public Service Enterprise Group, Inc.	31,534	2,161,340
Sempra Energy	19,825	3,248,525
Southern Co. (The)	66,570	5,036,686
	Shares	Value
Utilities-(continued)
UGI Corp.	13,170	$562,886
Vistra Corp.	27,315	720,297
WEC Energy Group, Inc.	19,812	2,081,647
Xcel Energy, Inc.	34,181	2,575,197
		67,952,146
Total Common Stocks & Other Equity Interests (Cost $2,363,907,076)		2,314,620,689
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(d)(e) (Cost $179,969)	179,969	179,969
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $2,364,087,045)		2,314,800,658
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.98%
Invesco Private Government Fund, 0.74%(d)(e)(f)	13,330,691	13,330,691
Invesco Private Prime Fund, 0.87%(d)(e)(f)	32,680,838	32,684,107
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,010,433)		46,014,798
TOTAL INVESTMENTS IN SECURITIES-101.93% (Cost $2,410,097,478)		2,360,815,456
OTHER ASSETS LESS LIABILITIES-(1.93)%		(44,740,472)
NET ASSETS-100.00%		$2,316,074,984

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Ltd.	$462,824	$148,734	$(57,613)	$(128,418)	$(5,308)	$420,219	$11,604
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	35,163,623	(34,983,654)	-	-	179,969	895
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA ETF (PBUS)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,815,320	$109,213,358	$(99,697,987)	$-	$-	$13,330,691	$19,491*
Invesco Private Prime Fund	9,010,612	226,019,478	(202,334,887)	4,365	(15,461)	32,684,107	56,758*
Total	$13,288,756	$370,545,193	$(337,074,141)	$(124,053)	$(20,769)	$46,614,986	$88,748

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)
May 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-2.22%
AdTheorent Holding Co., Inc.	182	$1,713
Advantage Solutions, Inc.(b)	561	2,412
Altice USA, Inc., Class A(b)	1,834	20,871
AMC Networks, Inc., Class A(b)(c)	243	9,540
Angi, Inc., Class A(b)(c)	615	3,376
Anterix, Inc.(b)	103	4,407
ATN International, Inc.(c)	97	4,277
Audacy, Inc.(b)	1,093	1,902
Bandwidth, Inc., Class A(b)(c)	193	4,061
Boston Omaha Corp., Class A(b)(c)	150	3,278
Bumble, Inc., Class A(b)	603	17,186
Cardlytics, Inc.(b)(c)	290	7,514
Cargurus, Inc.(b)	733	18,560
Cars.com, Inc.(b)(c)	557	5,765
Cinemark Holdings, Inc.(b)(c)	890	15,112
Clear Channel Outdoor Holdings, Inc.(b)	2,909	4,596
Cogent Communications Holdings, Inc.	366	22,103
Consolidated Communications Holdings, Inc.(b)	502	3,323
E.W. Scripps Co. (The), Class A(b)	466	7,395
EchoStar Corp., Class A(b)	314	7,545
Endeavor Group Holdings, Inc., Class A(b)	683	15,518
Eventbrite, Inc., Class A(b)(c)	736	8,633
EverQuote, Inc., Class A(b)	168	1,504
Frontier Communications Parent, Inc.(b)(c)	1,667	43,225
fuboTV, Inc.(b)(c)	1,175	3,866
Gannett Co., Inc.(b)(c)	1,196	4,700
Globalstar, Inc.(b)	6,333	8,866
Gogo, Inc.(b)	439	8,894
Gray Television, Inc.(c)	670	13,212
IDT Corp., Class B(b)	165	4,547
iHeartMedia, Inc., Class A(b)(c)	969	11,434
IMAX Corp.(b)	397	6,876
Innovid Corp. (Israel)(b)	503	1,911
Iridium Communications, Inc.(b)	980	36,368
John Wiley & Sons, Inc., Class A(c)	376	19,913
Liberty Latin America Ltd., Class A (Chile)(b)	322	3,062
Liberty Latin America Ltd., Class C (Chile)(b)	1,310	12,458
Liberty Media Corp.-Liberty Braves, Class A(b)(c)	75	1,904
Liberty Media Corp.-Liberty Braves, Class C(b)	351	8,617
Lions Gate Entertainment Corp., Class A(b)	513	5,248
Lions Gate Entertainment Corp., Class B(b)	1,062	9,972
Loyalty Ventures, Inc.(b)	147	1,558
Madison Square Garden Entertainment Corp.(b)(c)	209	14,168
Madison Square Garden Sports Corp., Class A(b)(c)	125	20,483
Magnite, Inc.(b)(c)	1,009	11,089
Marcus Corp. (The)(b)(c)	192	3,009
MediaAlpha, Inc., Class A(b)	138	1,394
New York Times Co. (The), Class A	1,414	48,769
Nexstar Media Group, Inc., Class A	348	60,977
Nextdoor Holdings, Inc.(b)	368	1,045
Playstudios, Inc.(b)	701	4,395
PubMatic, Inc., Class A(b)	328	6,540
QuinStreet, Inc.(b)(c)	455	5,005
Radius Global Infrastructure, Inc., Class A(b)(c)	665	9,909
Scholastic Corp.(c)	231	8,669
Shenandoah Telecommunications Co.(c)	418	9,597
Sinclair Broadcast Group, Inc., Class A	432	10,467
Skillz, Inc., (Acquired 05/27/2021 - 05/31/2022; Cost $13,695)(b)(c)(d)	2,014	3,827
Stagwell, Inc.(b)(c)	552	4,366
TechTarget, Inc.(b)(c)	239	16,991
	Shares	Value
Communication Services-(continued)
TEGNA, Inc.	1,785	$39,091
Telephone & Data Systems, Inc.(c)	846	15,000
Thryv Holdings, Inc.(b)(c)	180	4,714
TripAdvisor, Inc.(b)	854	21,213
TrueCar, Inc.(b)(c)	753	2,507
United States Cellular Corp.(b)	121	3,716
Vimeo, Inc.(b)	1,300	11,297
WideOpenWest, Inc.(b)(c)	461	10,133
World Wrestling Entertainment, Inc., Class A	371	24,772
Yelp, Inc.(b)	619	18,205
Ziff Davis, Inc.(b)	382	29,162
ZipRecruiter, Inc., Class A(b)	330	5,927
		823,659
Consumer Discretionary-12.87%
1-800-Flowers.com, Inc., Class A(b)	172	1,679
2U, Inc.(b)(c)	657	6,123
Aaron’s Co., Inc. (The)	245	4,792
Abercrombie & Fitch Co., Class A(b)	479	9,791
Academy Sports & Outdoors, Inc.(c)	713	23,893
Accel Entertainment, Inc.(b)	498	5,393
Acushnet Holdings Corp.	312	12,698
Adient PLC(b)	804	28,454
ADT, Inc.(c)	1,352	10,113
Adtalem Global Education, Inc.(b)(c)	416	13,570
Allbirds, Inc., Class A(b)	683	3,729
American Axle & Manufacturing Holdings, Inc.(b)	1,007	8,167
American Eagle Outfitters, Inc.(c)	1,358	16,445
American Public Education, Inc.(b)(c)	167	2,328
America’s Car-Mart, Inc.(b)(c)	52	5,637
AMMO, Inc.(b)(c)	748	3,306
Arko Corp.	432	3,901
Asbury Automotive Group, Inc.(b)(c)	186	33,694
Autoliv, Inc. (Sweden)	705	56,456
AutoNation, Inc.(b)(c)	340	40,650
Bally’s Corp.(b)(c)	287	7,502
BARK, Inc.(b)(c)	519	1,297
Beachbody Co., Inc. (The)(b)(c)	883	1,978
Bed Bath & Beyond, Inc.(b)(c)	817	7,067
Big Lots, Inc.	246	6,025
BJ’s Restaurants, Inc.(b)	213	5,595
Bloomin’ Brands, Inc.(c)	707	14,925
Boot Barn Holdings, Inc.(b)(c)	252	20,336
Bowlero Corp.(b)	318	3,555
Boxed, Inc.	234	1,708
Boyd Gaming Corp.	714	41,962
Bright Horizons Family Solutions, Inc.(b)(c)	503	45,547
Brinker International, Inc.(b)	378	11,472
Brunswick Corp.	649	48,824
Buckle, Inc. (The)(c)	265	8,708
Caleres, Inc.(c)	336	9,563
Callaway Golf Co.(b)(c)	1,183	25,683
Camping World Holdings, Inc., Class A(c)	363	9,848
Canoo, Inc.(b)(c)	936	3,136
Capri Holdings Ltd.(b)	1,252	61,022
CarParts.com, Inc.(b)(c)	338	2,559
Carriage Services, Inc.	127	5,127
Carter’s, Inc.	347	26,736
Cavco Industries, Inc.(b)	76	16,884
Century Communities, Inc.	258	14,027
Cheesecake Factory, Inc. (The)(c)	402	13,129
Chegg, Inc.(b)	1,143	22,243
Chico’s FAS, Inc.(b)	1,039	5,143
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Children’s Place, Inc. (The)(b)(c)	125	$5,935
Choice Hotels International, Inc.	306	39,134
Churchill Downs, Inc.	291	58,907
Chuy’s Holdings, Inc.(b)	177	3,998
Clarus Corp.	193	4,229
Columbia Sportswear Co.	301	23,412
Container Store Group, Inc. (The)(b)(c)	288	2,218
ContextLogic, Inc., Class A(b)(c)	3,914	6,889
Coursera, Inc.(b)	424	7,170
Cracker Barrel Old Country Store, Inc.(c)	187	19,076
Cricut, Inc., Class A(b)(c)	106	863
Crocs, Inc.(b)	518	28,884
Dana, Inc.	1,101	18,233
Dave & Buster’s Entertainment, Inc.(b)	338	12,807
Deckers Outdoor Corp.(b)(c)	231	62,037
Denny’s Corp.(b)	565	5,853
Designer Brands, Inc., Class A	547	8,495
Dick’s Sporting Goods, Inc.	533	43,296
Dillard’s, Inc., Class A(c)	52	15,677
Dine Brands Global, Inc.(c)	143	10,509
Dorman Products, Inc.(b)	227	22,938
DraftKings, Inc., Class A(b)	3,168	42,926
Dream Finders Homes, Inc., Class A(b)	155	2,737
Duluth Holdings, Inc., Class B(b)	184	2,294
Duolingo, Inc.(b)	77	6,438
Dutch Bros, Inc., Class A(b)	190	7,134
El Pollo Loco Holdings, Inc.(b)	179	1,854
Ethan Allen Interiors, Inc.(c)	189	4,396
European Wax Center, Inc., Class A	216	5,724
Everi Holdings, Inc.(b)	794	14,213
EVgo, Inc.(b)	262	2,510
F45 Training Holdings, Inc.(b)	168	1,068
Faraday Future Intelligent Electric, Inc.(b)(c)	919	3,033
Fisker, Inc.(b)(c)	1,394	14,470
Five Below, Inc.(b)	475	62,030
Floor & Decor Holdings, Inc., Class A(b)(c)	897	67,670
Foot Locker, Inc.(c)	766	25,263
Fox Factory Holding Corp.(b)	357	29,281
Franchise Group, Inc.	215	8,529
frontdoor, inc.(b)	697	17,244
Funko, Inc., Class A(b)(c)	254	5,174
GameStop Corp., Class A(b)(c)	550	68,607
Gap, Inc. (The)(c)	1,724	19,016
Genesco, Inc.(b)	118	6,645
Gentex Corp.	2,005	62,315
Gentherm, Inc.(b)	280	19,303
G-III Apparel Group Ltd.(b)	383	9,598
Golden Entertainment, Inc.(b)	168	7,943
Goodyear Tire & Rubber Co. (The)(b)	2,390	30,879
GoPro, Inc., Class A(b)(c)	1,060	7,325
Graham Holdings Co., Class B	33	20,230
Grand Canyon Education, Inc.(b)	300	26,751
Green Brick Partners, Inc.(b)	290	7,053
Group 1 Automotive, Inc.	137	24,604
Groupon, Inc.(b)(c)	188	2,905
GrowGeneration Corp.(b)(c)	420	2,163
Guess?, Inc.(c)	352	7,343
H&R Block, Inc.(c)	1,395	49,160
Hanesbrands, Inc.	2,969	35,242
Harley-Davidson, Inc.	1,240	43,623
Haverty Furniture Cos., Inc., (Acquired 09/19/2017 - 05/26/2022; Cost $4,219)(d)	142	4,013
	Shares	Value
Consumer Discretionary-(continued)
Helen of Troy Ltd.(b)(c)	205	$37,964
Hibbett, Inc.(c)	110	5,582
Hilton Grand Vacations, Inc.(b)	762	34,861
Holley, Inc.(b)(c)	365	3,829
Hovnanian Enterprises, Inc., Class A(b)	49	2,508
Hyatt Hotels Corp., Class A	427	37,743
Installed Building Products, Inc.(c)	240	22,930
iRobot Corp.(b)(c)	229	10,898
Jack in the Box, Inc.(c)	178	12,157
Johnson Outdoors, Inc., Class A(c)	51	3,324
KB Home(c)	673	23,212
Kohl’s Corp.	1,180	47,578
Kontoor Brands, Inc.	431	17,270
Krispy Kreme, Inc.(c)	567	8,403
Lands’ End, Inc.(b)	109	1,264
Latham Group, Inc.(b)	422	4,013
Laureate Education, Inc., Class A	963	12,259
La-Z-Boy, Inc.	384	9,804
LCI Industries	214	25,577
Leggett & Platt, Inc.	1,134	44,419
Leslie’s, Inc.(b)(c)	1,316	25,557
Levi Strauss & Co., Class A(c)	817	14,837
LGI Homes, Inc.(b)(c)	183	17,932
Life Time Group Holdings, Inc.(b)	246	3,604
Light & Wonder, Inc.(b)(c)	777	41,026
Lindblad Expeditions Holdings, Inc.(b)(c)	267	3,834
Liquidity Services, Inc.(b)(c)	248	3,363
Lithia Motors, Inc., Class A(c)	250	76,117
LL Flooring Holdings, Inc.(b)	259	3,111
Lordstown Motors Corp., Class A(b)(c)	1,015	2,101
Lovesac Co. (The)(b)	121	4,214
Luminar Technologies, Inc.(b)(c)	1,706	17,640
M.D.C. Holdings, Inc.	479	18,288
M/I Homes, Inc.(b)	241	11,267
Macy’s, Inc.	2,479	58,628
Malibu Boats, Inc., Class A(b)	184	10,782
MarineMax, Inc.(b)(c)	191	7,909
Marriott Vacations Worldwide Corp.	341	50,373
Mattel, Inc.(b)	2,971	74,632
Membership Collective Group, Inc., Class A (United Kingdom)(b)(c)	276	2,454
Meritage Homes Corp.(b)	313	26,702
Mister Car Wash, Inc.(b)(c)	630	7,648
Modine Manufacturing Co.(b)	396	4,681
Monarch Casino & Resort, Inc.(b)(c)	125	8,481
Monro, Inc.	294	13,941
Movado Group, Inc.	138	4,682
Murphy USA, Inc.	201	50,073
National Vision Holdings, Inc.(b)(c)	701	19,726
Nordstrom, Inc.	946	25,003
Norwegian Cruise Line Holdings Ltd.(b)(c)	3,535	56,595
ODP Corp. (The)(b)	370	14,130
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	482	22,640
OneSpaWorld Holdings Ltd. (Bahamas)(b)(c)	584	5,490
Overstock.com, Inc.(b)	378	11,714
Oxford Industries, Inc.(c)	136	12,398
Papa John’s International, Inc.(c)	290	25,523
Party City Holdco, Inc.(b)(c)	937	1,349
Patrick Industries, Inc.	188	11,301
Penn National Gaming, Inc.(b)(c)	1,427	45,607
Penske Automotive Group, Inc.	263	30,282
Perdoceo Education Corp.(b)	616	6,721

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Petco Health & Wellness Co., Inc.(b)(c)	798	$12,736
PetMed Express, Inc.	180	3,965
Planet Fitness, Inc., Class A(b)(c)	707	49,752
Playa Hotels & Resorts N.V.(b)	1,015	8,770
PLBY Group, Inc.(b)(c)	154	1,364
Polaris, Inc.	484	51,570
Porch Group, Inc.(b)(c)	727	2,995
Portillo’s, Inc., Class A(b)	182	3,380
Poshmark, Inc., Class A(b)	120	1,312
PowerSchool Holdings, Inc., Class A(b)	419	5,359
Purple Innovation, Inc.(b)(c)	444	2,300
PVH Corp.	593	42,026
Quotient Technology, Inc.(b)(c)	704	2,943
Qurate Retail, Inc., Class A	2,989	10,790
Ralph Lauren Corp.(c)	392	39,627
RCI Hospitality Holdings, Inc.	68	3,926
RealReal, Inc. (The)(b)(c)	687	2,253
Red Rock Resorts, Inc., Class A	468	18,126
Rent-A-Center, Inc.(c)	536	14,761
Revolve Group, Inc.(b)	353	10,371
RH(b)	146	42,352
Rover Group, Inc.(b)	693	3,756
Rush Street Interactive, Inc.(b)	469	2,795
Ruth’s Hospitality Group, Inc.	290	5,345
Sally Beauty Holdings, Inc.(b)(c)	933	14,144
SeaWorld Entertainment, Inc.(b)(c)	417	22,593
Service Corp. International	1,369	95,871
Shake Shack, Inc., Class A(b)(c)	315	15,325
Shoe Carnival, Inc.(c)	155	4,225
Shutterstock, Inc.	216	13,003
Signet Jewelers Ltd.	446	26,582
Six Flags Entertainment Corp.(b)(c)	644	18,901
Skechers U.S.A., Inc., Class A(b)	1,146	45,152
Skyline Champion Corp.(b)	452	24,015
Sleep Number Corp.(b)(c)	201	9,232
Smith & Wesson Brands, Inc.(c)	423	6,548
Snap One Holdings Corp.(b)	134	1,655
Solid Power, Inc.(b)	878	7,928
Sonic Automotive, Inc., Class A(c)	179	8,164
Sonos, Inc.(b)(c)	1,082	23,945
Sportsman’s Warehouse Holdings, Inc.(b)(c)	385	3,642
Standard Motor Products, Inc.	177	7,071
Steven Madden Ltd.	656	24,390
Stitch Fix, Inc., Class A(b)(c)	706	5,980
Stoneridge, Inc.(b)(c)	239	4,943
Strategic Education, Inc.	198	13,032
Stride, Inc.(b)	345	13,493
Sturm Ruger & Co., Inc.	153	10,387
Tapestry, Inc.	2,238	77,211
Target Hospitality Corp.(b)	301	1,911
Taylor Morrison Home Corp., Class A(b)	977	28,304
Tempur Sealy International, Inc.	1,459	38,474
Tenneco, Inc., Class A(b)	688	11,909
Terminix Global Holdings, Inc.(b)	1,029	44,669
Texas Roadhouse, Inc.	557	43,429
Thor Industries, Inc.(c)	472	35,858
ThredUp, Inc., Class A(b)	461	1,927
Toll Brothers, Inc.	945	47,694
TopBuild Corp.(b)	279	55,036
Traeger, Inc.(b)	261	1,240
Travel + Leisure Co.	727	37,157
TravelCenters of America, Inc.(b)(c)	108	4,217
	Shares	Value
Consumer Discretionary-(continued)
Tri Pointe Homes, Inc.(b)(c)	909	$19,153
Tupperware Brands Corp.(b)	443	2,937
Under Armour, Inc., Class A(b)	1,600	16,928
Under Armour, Inc., Class C(b)	1,825	17,702
Universal Electronics, Inc.(b)	121	3,243
Urban Outfitters, Inc.(b)(c)	539	11,346
Victoria’s Secret & Co.(b)(c)	751	30,949
Vinco Ventures, Inc.(b)(c)	1,042	2,397
Vista Outdoor, Inc.(b)(c)	477	18,384
Visteon Corp.(b)	237	26,594
Vivid Seats, Inc.	194	1,771
Vivint Smart Home, Inc.(b)	354	2,110
Volta, Inc.(b)(c)	1,006	2,475
Vuzix Corp.(b)(c)	535	3,477
Warby Parker, Inc.(b)	566	9,611
Weber, Inc., Class A(c)	155	1,198
Wendy’s Co. (The)	1,590	29,638
Williams-Sonoma, Inc.	619	79,182
Wingstop, Inc.	253	20,154
Winmark Corp.	23	4,549
Winnebago Industries, Inc.(c)	269	13,302
Wolverine World Wide, Inc.	693	14,789
Workhorse Group, Inc.(b)(c)	1,379	4,261
WW International, Inc.(b)	462	3,276
Wyndham Hotels & Resorts, Inc.	783	62,742
Xometry, Inc., Class A(b)(c)	106	3,605
XPEL, Inc.(b)(c)(e)	145	7,485
YETI Holdings, Inc.(b)	736	33,672
Zumiez, Inc.(b)(c)	166	5,446
		4,773,844
Consumer Staples-3.87%
Andersons, Inc. (The)	279	10,493
AppHarvest, Inc.(b)	489	1,545
B&G Foods, Inc.(c)	570	12,888
Beauty Health Co. (The)(b)(c)	761	10,859
BellRing Brands, Inc.(b)	983	25,705
Benson Hill, Inc.	956	3,308
Beyond Meat, Inc.(b)(c)	484	12,802
BJ’s Wholesale Club Holdings, Inc.(b)	1,153	66,724
Boston Beer Co., Inc. (The), Class A(b)(c)	82	29,135
BRC Inc.(b)	208	2,063
Calavo Growers, Inc.	147	5,005
Cal-Maine Foods, Inc.	318	15,178
Casey’s General Stores, Inc.	315	66,005
Celsius Holdings, Inc.(b)(c)	349	23,414
Central Garden & Pet Co.(b)(c)	86	3,886
Central Garden & Pet Co., Class A(b)	359	15,196
Chefs’ Warehouse, Inc. (The)(b)(c)	294	10,505
Coca-Cola Consolidated, Inc.	43	24,294
Coty, Inc., Class A(b)	2,894	20,518
Darling Ingredients, Inc.(b)(c)	1,370	109,696
Duckhorn Portfolio, Inc. (The)(b)(c)	341	6,701
Edgewell Personal Care Co.	436	15,870
elf Beauty, Inc.(b)	412	10,967
Energizer Holdings, Inc.	544	16,315
Flowers Foods, Inc.	1,704	47,030
Fresh Del Monte Produce, Inc.	315	8,045
Freshpet, Inc.(b)(c)	368	26,485
Grocery Outlet Holding Corp.(b)(c)	773	29,567
Hain Celestial Group, Inc. (The)(b)	774	20,395
Herbalife Nutrition Ltd.(b)(c)	838	18,260
Honest Co., Inc. (The)(b)	238	819

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Hostess Brands, Inc.(b)	1,173	$24,926
Ingles Markets, Inc., Class A	115	10,242
Ingredion, Inc.	566	53,595
Inter Parfums, Inc.	152	11,218
J&J Snack Foods Corp.(c)	135	17,310
John B. Sanfilippo & Son, Inc.	80	6,110
Lamb Weston Holdings, Inc.	1,231	83,191
Lancaster Colony Corp.	163	19,870
Local Bounti Corp.(b)	257	1,396
Medifast, Inc.	98	16,342
MGP Ingredients, Inc.	113	10,945
Mission Produce, Inc.(b)(c)	359	4,800
National Beverage Corp.(c)	198	9,827
Nu Skin Enterprises, Inc., Class A	422	19,686
Performance Food Group Co.(b)	1,313	56,905
Pilgrim’s Pride Corp.(b)	428	14,261
Post Holdings, Inc.(b)	472	38,813
PriceSmart, Inc.	209	16,434
Reynolds Consumer Products, Inc.(c)	534	14,536
Rite Aid Corp.(b)(c)	478	2,662
Sanderson Farms, Inc.	178	35,511
Seaboard Corp.	2	8,279
Simply Good Foods Co. (The)(b)	693	27,692
Sovos Brands, Inc.(b)	257	3,629
SpartanNash Co.	318	10,942
Spectrum Brands Holdings, Inc.	346	30,358
Sprouts Farmers Market, Inc.(b)(c)	940	25,465
Tattooed Chef, Inc.(b)(c)	362	2,621
Tootsie Roll Industries, Inc.(c)	143	4,729
TreeHouse Foods, Inc.(b)(c)	426	17,517
Turning Point Brands, Inc.	127	3,714
United Natural Foods, Inc.(b)	493	20,908
Universal Corp.(c)	209	13,309
US Foods Holding Corp.(b)	1,702	56,370
USANA Health Sciences, Inc.(b)	104	7,314
Utz Brands, Inc.(c)	542	7,588
Vector Group Ltd.	1,110	13,664
Veru, Inc.(b)(c)	563	7,285
Vintage Wine Estates, Inc.(b)	262	2,337
Vital Farms, Inc.(b)	141	1,396
WD-40 Co.(c)	116	21,900
Weis Markets, Inc.	137	10,072
		1,435,342
Energy-5.85%
Alto Ingredients, Inc.(b)(c)	609	2,710
Antero Midstream Corp.(c)	2,633	28,594
Antero Resources Corp.(b)(c)	2,402	102,998
Arch Resources, Inc.	131	20,022
Archaea Energy, Inc.(b)	471	9,392
Archrock, Inc.	1,155	11,585
Berry Corp.	496	5,521
Brigham Minerals, Inc., Class A(c)	401	12,154
Bristow Group, Inc.(b)	61	1,939
Cactus, Inc., Class A	501	26,262
California Resources Corp.	467	20,394
Callon Petroleum Co.(b)(c)	313	18,298
Centennial Resource Development, Inc., Class A(b)	1,604	12,736
Centrus Energy Corp.(b)	93	2,380
ChampionX Corp.	1,720	40,024
Chesapeake Energy Corp.(c)	905	88,129
Civitas Resources, Inc.	467	35,656
Clean Energy Fuels Corp.(b)(c)	1,476	8,162
	Shares	Value
Energy-(continued)
CNX Resources Corp.(b)(c)	1,717	$37,293
Comstock Resources, Inc.(b)(c)	790	15,247
CONSOL Energy, Inc.(b)	288	14,849
Core Laboratories N.V.	392	11,047
Crescent Energy Co., Class A	292	5,276
CVR Energy, Inc.	267	9,193
Delek US Holdings, Inc.(b)	566	16,505
Denbury, Inc.(b)(c)	425	31,085
DMC Global, Inc.(b)(c)	167	4,621
Dorian LPG Ltd.	283	4,811
Dril-Quip, Inc.(b)(c)	295	9,275
DT Midstream, Inc.	820	47,642
Earthstone Energy, Inc., Class A(b)	342	6,163
EnLink Midstream LLC	2,258	25,741
Enviva, Inc.	282	21,965
Equitrans Midstream Corp.	3,499	27,537
Expro Group Holdings N.V.(b)	629	8,598
Gevo, Inc.(b)(c)	1,742	7,316
Gran Tierra Energy, Inc. (Colombia)(b)	3,118	5,675
Green Plains, Inc.(b)(c)	455	14,824
Gulfport Energy Corp.(b)	107	10,352
Helix Energy Solutions Group, Inc.(b)(c)	1,272	5,902
Helmerich & Payne, Inc.	895	45,063
Hess Midstream L.P., Class A	362	11,798
HF Sinclair Corp.	1,314	64,517
International Seaways, Inc.(c)	334	8,059
Kimbell Royalty Partners L.P.	366	6,939
Kinetik Holdings, Inc., Class A	72	6,051
Kosmos Energy Ltd. (Ghana)(b)	3,860	29,876
Laredo Petroleum, Inc.(b)(c)	123	10,353
Liberty Energy, Inc., Class A(b)	1,090	17,734
Magnolia Oil & Gas Corp., Class A(c)	1,402	38,709
Matador Resources Co.	1,001	60,961
Murphy Oil Corp.	1,245	52,813
Nabors Industries Ltd.(b)(c)	69	11,507
New Fortress Energy, Inc.	351	16,353
NextDecade Corp.(b)	314	2,248
NexTier Oilfield Solutions, Inc.(b)	1,605	17,495
Noble Corp.(b)	400	14,512
Northern Oil and Gas, Inc.(c)	536	17,522
NOV, Inc.	3,329	66,580
Oasis Petroleum, Inc.	148	23,492
Oceaneering International, Inc.(b)	880	11,194
Ovintiv, Inc.	2,193	122,786
Par Pacific Holdings, Inc.(b)	400	6,560
Patterson-UTI Energy, Inc.	1,825	34,821
PBF Energy, Inc., Class A(b)	816	27,091
PDC Energy, Inc.	826	65,370
Peabody Energy Corp.(b)(c)	906	21,391
Plains GP Holdings L.P., Class A	1,626	19,447
ProPetro Holding Corp.(b)	684	8,926
Range Resources Corp.(b)	2,236	75,912
Ranger Oil Corp., Class A(b)	179	7,663
Renewable Energy Group, Inc.(b)	426	26,118
REX American Resources Corp.(b)	47	4,084
RPC, Inc.(b)(c)	569	5,326
SandRidge Energy, Inc.(b)	264	6,223
Select Energy Services, Inc., Class A(b)	565	4,786
SilverBow Resources, Inc.(b)	78	3,012
SM Energy Co.	1,033	49,863
Southwestern Energy Co.(b)	7,559	68,938
Talos Energy, Inc.(b)	486	10,498

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Energy-(continued)
TechnipFMC PLC (United Kingdom)(b)(c)	3,630	$29,911
Tellurian, Inc.(b)(c)	3,737	17,826
Texas Pacific Land Corp.	56	87,695
Tidewater, Inc.(b)	317	8,068
Transocean Ltd.(b)(c)	5,287	21,782
Uranium Energy Corp.(b)(c)	2,400	9,168
US Silica Holdings, Inc.(b)	632	11,174
Valaris Ltd.(b)	192	11,414
Viper Energy Partners L.P.	523	17,552
W&T Offshore, Inc.(b)	849	5,714
Weatherford International PLC(b)	508	17,191
Whiting Petroleum Corp.	333	29,457
World Fuel Services Corp.	536	13,287
		2,170,703
Financials-15.98%
1st Source Corp.	153	7,194
Affiliated Managers Group, Inc.	337	45,030
AGNC Investment Corp.	4,432	54,203
Allegiance Bancshares, Inc.	171	6,883
Amalgamated Financial Corp.	125	2,716
A-Mark Precious Metals, Inc.	77	5,854
Ambac Financial Group, Inc.(b)(c)	409	4,380
Amerant Bancorp, Inc.	243	7,159
American Equity Investment Life Holding Co.(c)	667	26,853
Ameris Bancorp	561	25,576
AMERISAFE, Inc.	172	8,669
Apollo Commercial Real Estate Finance, Inc.	1,132	14,410
Arbor Realty Trust, Inc.	1,161	19,064
Ares Commercial Real Estate Corp.(c)	468	6,880
Ares Management Corp., Class A	1,234	87,824
Argo Group International Holdings Ltd.	296	12,539
ARMOUR Residential REIT, Inc.	734	5,549
Arrow Financial Corp.	141	4,671
Artisan Partners Asset Management, Inc., Class A(c)	570	21,894
AssetMark Financial Holdings, Inc.(b)	155	3,238
Associated Banc-Corp.	1,269	26,268
Assured Guaranty Ltd.	533	31,367
Atlantic Union Bankshares Corp.	642	22,637
Atlanticus Holdings Corp.(b)	45	1,751
AXIS Capital Holdings Ltd.	675	39,535
Axos Financial, Inc.(b)(c)	454	17,547
B. Riley Financial, Inc.(c)	134	7,283
Banc of California, Inc.	490	9,428
BancFirst Corp.(c)	152	13,791
Bancorp, Inc. (The)(b)	454	9,457
Bank First Corp.(c)	59	4,288
Bank of Hawaii Corp.	341	27,103
Bank of Marin Bancorp(c)	138	4,540
Bank OZK	1,037	43,004
BankUnited, Inc.(c)	718	29,912
Banner Corp.(c)	290	16,852
Bar Harbor Bankshares	133	3,624
Berkshire Hills Bancorp, Inc.	392	10,235
BGC Partners, Inc., Class A(c)	2,554	8,326
Blackstone Mortgage Trust, Inc., Class A(c)	1,358	42,247
Blucora, Inc.(b)(c)	371	6,563
Blue Owl Capital, Inc.(c)	2,060	25,832
BOK Financial Corp.(c)	261	22,490
Brighthouse Financial, Inc.(b)	650	31,928
Brightsphere Investment Group, Inc.	320	6,525
BrightSpire Capital, Inc.	744	6,614
Broadmark Realty Capital, Inc.	1,112	8,218
	Shares	Value
Financials-(continued)
Brookline Bancorp, Inc.	690	$9,777
BRP Group, Inc., Class A(b)(c)	489	12,333
Byline Bancorp, Inc.	192	4,796
Cadence Bank	1,570	41,966
Camden National Corp.	133	5,887
Cannae Holdings, Inc.(b)(c)	660	13,378
Capital City Bank Group, Inc.	121	3,303
Capitol Federal Financial, Inc.	1,163	11,804
Cathay General Bancorp	610	25,077
CBTX, Inc.(c)	150	4,263
Central Pacific Financial Corp.	247	5,963
Chimera Investment Corp.	2,009	19,688
City Holding Co.	128	10,508
CNO Financial Group, Inc.	1,004	20,652
Cohen & Steers, Inc.	215	16,385
Columbia Banking System, Inc.	666	20,080
Columbia Financial, Inc.(b)	317	6,590
Comerica, Inc.	1,111	92,446
Commerce Bancshares, Inc.	924	63,922
Community Bank System, Inc.	457	30,162
Community Trust Bancorp, Inc.	141	5,929
Compass Diversified Holdings	530	12,020
ConnectOne Bancorp, Inc.	317	8,737
Cowen, Inc., Class A	230	6,104
Credit Acceptance Corp.(b)(c)	66	39,290
CrossFirst Bankshares, Inc.(b)	406	5,453
Cullen/Frost Bankers, Inc.	516	64,490
Curo Group Holdings Corp.(c)	167	1,453
Customers Bancorp, Inc.(b)	272	11,234
CVB Financial Corp.	1,222	30,281
Diamond Hill Investment Group, Inc.	24	4,491
Dime Community Bancshares, Inc.(c)	288	9,055
Donegal Group, Inc., Class A	126	2,039
Donnelley Financial Solutions, Inc.(b)(c)	249	7,746
Dynex Capital, Inc.	307	5,004
Eagle Bancorp, Inc.	271	13,431
East West Bancorp, Inc.	1,203	88,469
Eastern Bankshares, Inc.	1,407	27,394
Ellington Financial, Inc.	474	7,342
Employers Holdings, Inc.	246	10,187
Enact Holdings, Inc.	276	6,712
Encore Capital Group, Inc.(b)(c)	208	12,711
Enova International, Inc.(b)	284	8,969
Enstar Group Ltd.(b)(c)	96	22,265
Enterprise Financial Services Corp.(c)	305	14,125
Essent Group Ltd.	922	39,452
Evercore, Inc., Class A	326	37,229
F.N.B. Corp.	2,994	36,377
FB Financial Corp.	323	13,572
Federal Agricultural Mortgage Corp., Class C(c)	78	8,191
Federated Hermes, Inc., Class B(c)	741	25,172
First American Financial Corp.	927	56,167
First Bancorp	1,744	26,038
First Bancorp/Southern Pines NC(c)	314	11,766
First Bancshares, Inc. (The)	185	5,569
First Busey Corp.	445	10,435
First Commonwealth Financial Corp.	799	11,194
First Community Bankshares, Inc.(c)	137	3,946
First Financial Bancorp	798	16,742
First Financial Bankshares, Inc.	1,149	47,385
First Financial Corp.	97	4,363
First Foundation, Inc.	422	9,516

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
First Hawaiian, Inc.	1,081	$27,684
First Horizon Corp.	4,528	103,374
First Interstate BancSystem, Inc., Class A(c)	751	28,591
First Merchants Corp.	499	20,539
First Mid Bancshares, Inc.	129	4,857
First of Long Island Corp. (The)	202	3,842
FirstCash Holdings, Inc.	349	26,053
Flagstar Bancorp, Inc.	451	17,377
Flushing Financial Corp.	232	5,359
Focus Financial Partners, Inc., Class A(b)	473	17,832
Franklin BSP Realty Trust, Inc.	373	5,774
Freedom Holding Corp. (Kazakhstan)(b)(c)	155	6,598
Fulton Financial Corp.	1,368	21,683
Genworth Financial, Inc., Class A(b)	4,302	17,423
German American Bancorp, Inc.(c)	223	8,481
Glacier Bancorp, Inc.(c)	939	45,457
Goosehead Insurance, Inc., Class A	163	8,440
Granite Point Mortgage Trust, Inc.	476	5,236
Great Southern Bancorp, Inc.(c)	95	5,638
Green Dot Corp., Class A(b)	432	12,459
Hagerty, Inc.(b)	210	2,337
Hamilton Lane, Inc., Class A	300	20,865
Hancock Whitney Corp.	736	36,682
Hanmi Financial Corp.	258	6,022
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(c)	723	27,525
Hanover Insurance Group, Inc. (The)	301	44,127
HarborOne Bancorp, Inc.	431	6,159
HCI Group, Inc.	74	5,030
Heartland Financial USA, Inc.	356	15,746
Heritage Commerce Corp.	524	6,010
Heritage Financial Corp.	298	7,778
Hilltop Holdings, Inc.(c)	536	16,085
Hingham Institution for Savings (The)	12	3,874
Hippo Holdings, Inc.(b)	2,472	3,510
Home BancShares, Inc.	1,319	29,796
HomeStreet, Inc.	170	6,853
Hope Bancorp, Inc.	1,018	14,842
Horace Mann Educators Corp.	351	14,201
Horizon Bancorp, Inc.	351	6,307
Houlihan Lokey, Inc.	429	36,868
Independent Bank Corp.	401	33,403
Independent Bank Corporation	181	3,586
Independent Bank Group, Inc.(c)	324	23,678
Interactive Brokers Group, Inc., Class A	791	48,678
International Bancshares Corp.	474	19,875
Invesco Mortgage Capital, Inc.(f)	2,559	4,555
Jackson Financial, Inc., Class A	445	16,202
James River Group Holdings Ltd.	328	8,380
Janus Henderson Group PLC	1,218	34,238
Jefferies Financial Group, Inc.	1,641	54,186
Kearny Financial Corp.(c)	555	6,888
Kemper Corp.	540	28,528
Kinsale Capital Group, Inc.	184	40,458
KKR Real Estate Finance Trust, Inc.(c)	390	7,964
Ladder Capital Corp.	1,004	11,606
Lakeland Bancorp, Inc.	521	8,086
Lakeland Financial Corp.(c)	215	15,514
Lemonade, Inc.(b)(c)	326	7,332
LendingClub Corp.(b)	827	13,000
LendingTree, Inc.(b)(c)	104	6,563
Live Oak Bancshares, Inc.	283	11,365
	Shares	Value
Financials-(continued)
LPL Financial Holdings, Inc.	1	$196
Luther Burbank Corp.	137	1,869
MBIA, Inc.(b)(c)	392	5,492
Mercantile Bank Corp.	134	4,429
Merchants Bancorp	133	3,390
Mercury General Corp.	243	11,895
Meta Financial Group, Inc.	253	10,517
Metropolitan Bank Holding Corp.(b)	85	6,565
MFA Financial, Inc.	811	10,965
MGIC Investment Corp.	2,676	37,277
Midland States Bancorp, Inc.	187	5,027
MidWestOne Financial Group, Inc.	134	4,078
Moelis & Co., Class A	540	25,337
Morningstar, Inc.	219	56,290
Mr. Cooper Group, Inc.(b)	594	25,756
National Bank Holdings Corp., Class A	254	10,351
National Western Life Group, Inc., Class A	19	3,973
Navient Corp.	1,290	20,640
NBT Bancorp, Inc.	368	13,609
Nelnet, Inc., Class A	129	10,925
New Residential Investment Corp.	3,958	44,725
New York Community Bancorp, Inc.	3,960	39,521
New York Mortgage Trust, Inc.(c)	3,350	10,151
Nicolet Bankshares, Inc.(b)(c)	105	8,385
NMI Holdings, Inc., Class A(b)	691	12,860
Northfield Bancorp, Inc.	405	5,382
Northwest Bancshares, Inc.(c)	1,020	13,148
OceanFirst Financial Corp.	536	10,811
OFG Bancorp	416	11,789
Old National Bancorp	2,503	39,798
Old Republic International Corp.	2,482	59,369
Old Second Bancorp, Inc.	302	4,612
OneMain Holdings, Inc.	1,027	45,250
Open Lending Corp., Class A(b)	909	11,962
Oportun Financial Corp.(b)	147	1,655
Origin Bancorp, Inc.	181	7,073
Oscar Health, Inc., Class A(b)(c)	379	1,834
Pacific Premier Bancorp, Inc.	800	26,048
PacWest Bancorp	995	31,422
Palomar Holdings, Inc.(b)(c)	215	13,362
Park National Corp.(c)	137	16,948
Peapack-Gladstone Financial Corp.	140	4,718
PennyMac Financial Services, Inc.	399	19,559
PennyMac Mortgage Investment Trust(c)	805	13,025
Peoples Bancorp, Inc.	236	6,745
Perella Weinberg Partners	316	2,370
Pinnacle Financial Partners, Inc.	646	52,597
Piper Sandler Cos.	154	20,296
PJT Partners, Inc., Class A	195	14,789
Popular, Inc.	677	55,318
PRA Group, Inc.(b)(c)	370	13,690
Preferred Bank	124	8,495
Premier Financial Corp.	308	8,368
Primerica, Inc.	335	42,210
ProAssurance Corp.	475	10,550
PROG Holdings, Inc.(b)(c)	468	13,661
Prosperity Bancshares, Inc.	782	56,695
Provident Financial Services, Inc.	620	14,254
QCR Holdings, Inc.(c)	142	7,870
Radian Group, Inc.	1,488	32,007
Ready Capital Corp.	601	8,823
Redwood Trust, Inc.	1,000	10,200

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Financials-(continued)
Reinsurance Group of America, Inc.	570	$71,734
RenaissanceRe Holdings Ltd. (Bermuda)	373	57,263
Renasant Corp.(c)	473	14,635
Republic Bancorp, Inc., Class A	89	4,090
RLI Corp.	346	41,908
Rocket Cos., Inc., Class A(c)	1,146	10,394
Root, Inc., Class A(b)	504	701
Ryan Specialty Group Holdings, Inc., Class A(b)(c)	701	26,337
S&T Bancorp, Inc.	340	9,999
Safety Insurance Group, Inc.	127	11,793
Sandy Spring Bancorp, Inc.(c)	383	16,220
Seacoast Banking Corp. of Florida(c)	517	17,702
Selective Insurance Group, Inc.	510	40,443
Selectquote, Inc.(b)(c)	1,113	3,250
ServisFirst Bancshares, Inc.(c)	414	34,511
Silvergate Capital Corp., Class A(b)	258	20,253
Simmons First National Corp., Class A	1,102	28,332
SiriusPoint Ltd. (Bermuda)(b)	787	4,407
SLM Corp.	2,369	46,409
SoFi Technologies, Inc.(b)	5,018	37,535
South State Corp.	646	52,210
Southside Bancshares, Inc.(c)	261	10,526
Starwood Property Trust, Inc.(c)	2,587	61,803
StepStone Group, Inc., Class A(c)	422	11,504
Stewart Information Services Corp.	228	12,652
Stifel Financial Corp.	902	57,881
Stock Yards Bancorp, Inc.	224	13,216
StoneX Group, Inc.(b)	148	11,110
Synovus Financial Corp.	1,233	52,587
Texas Capital Bancshares, Inc.(b)	429	24,251
TFS Financial Corp.(c)	497	7,465
Tompkins Financial Corp.	112	8,536
Towne Bank	585	17,246
TPG RE Finance Trust, Inc.	444	4,658
TPG, Inc.	300	8,751
TriCo Bancshares	264	11,970
TriState Capital Holdings, Inc.(b)	247	7,553
Triumph Bancorp, Inc.(b)(c)	203	14,766
Trupanion, Inc.(b)(c)	292	19,529
TrustCo Bank Corp.	172	5,540
Trustmark Corp.	495	14,400
Two Harbors Investment Corp.(c)	2,916	15,571
UMB Financial Corp.(c)	390	36,017
Umpqua Holdings Corp.	1,837	32,423
United Bankshares, Inc.(c)	1,161	43,607
United Community Banks, Inc.	899	28,256
United Fire Group, Inc.	188	6,093
Universal Insurance Holdings, Inc.	246	3,173
Univest Financial Corp.	261	6,917
Unum Group	1,735	63,241
UWM Holdings Corp.(c)	844	3,418
Valley National Bancorp	3,573	45,413
Veritex Holdings, Inc.	430	14,818
Victory Capital Holdings, Inc., Class A	144	4,072
Virtu Financial, Inc., Class A	778	20,329
Virtus Investment Partners, Inc.	64	12,330
Voya Financial, Inc.	899	61,680
Walker & Dunlop, Inc.	268	28,491
Washington Federal, Inc.	554	17,977
Washington Trust Bancorp, Inc.(c)	151	7,580
Waterstone Financial, Inc.	188	3,251
WesBanco, Inc.	520	17,711
	Shares	Value
Financials-(continued)
Westamerica Bancorporation	228	$13,728
Western Alliance Bancorporation	904	73,558
White Mountains Insurance Group Ltd.	26	32,366
Wintrust Financial Corp.	485	42,384
WisdomTree Investments, Inc.(c)	961	5,718
World Acceptance Corp.(b)(c)	32	4,738
WSFS Financial Corp.	555	23,743
Zions Bancorporation N.A.	1,285	73,296
		5,931,270
Health Care-12.31%
10X Genomics, Inc., Class A(b)	712	36,447
1Life Healthcare, Inc.(b)(c)	1,140	9,656
23andMe Holding Co., Class A(b)(c)	1,343	4,029
2seventy bio, Inc.(b)(c)	297	3,683
4D Molecular Therapeutics, Inc.(b)	215	1,632
Acadia Healthcare Co., Inc.(b)	763	54,303
Acadia Pharmaceuticals, Inc.(b)	1,022	16,505
Accolade, Inc.(b)(c)	483	3,101
Aclaris Therapeutics, Inc.(b)(c)	363	4,643
AdaptHealth Corp.(b)(c)	555	9,984
Adaptive Biotechnologies Corp.(b)(c)	800	6,256
Addus HomeCare Corp.(b)	140	11,690
Adicet Bio, Inc.(b)	152	1,797
Aerie Pharmaceuticals, Inc.(b)(c)	398	2,062
Agenus, Inc.(b)	1,647	2,750
Agiliti, Inc.(b)(c)	286	5,526
agilon health, inc.(b)	1,720	32,852
Agios Pharmaceuticals, Inc.(b)(c)	417	8,119
Akero Therapeutics, Inc.(b)	138	1,192
Albireo Pharma, Inc.(b)	144	2,870
Alector, Inc.(b)(c)	464	4,111
Alignment Healthcare, Inc.(b)(c)	714	7,626
Alkermes PLC(b)	1,373	40,984
Allogene Therapeutics, Inc.(b)(c)	690	5,472
Allovir, Inc.(b)	317	1,227
Allscripts Healthcare Solutions, Inc.(b)	985	16,834
Alphatec Holdings, Inc.(b)(c)	582	4,470
ALX Oncology Holdings, Inc.(b)(c)	63	483
Amedisys, Inc.(b)	276	31,991
American Well Corp., Class A(b)(c)	1,653	6,248
Amicus Therapeutics, Inc.(b)	1,781	13,571
AMN Healthcare Services, Inc.(b)	395	38,275
Amneal Pharmaceuticals, Inc.(b)	858	3,115
Amphastar Pharmaceuticals, Inc.(b)	337	12,516
AnaptysBio, Inc.(b)(c)	155	2,943
Anavex Life Sciences Corp.(b)(c)	636	5,794
AngioDynamics, Inc.(b)(c)	338	6,635
ANI Pharmaceuticals, Inc.(b)(c)	100	3,025
Anika Therapeutics, Inc.(b)(c)	128	2,783
Apellis Pharmaceuticals, Inc.(b)	663	27,481
Apollo Medical Holdings, Inc.(b)(c)	332	12,463
Arcturus Therapeutics Holdings, Inc.(b)(c)	186	3,698
Arcus Biosciences, Inc.(b)	339	6,424
Arcutis Biotherapeutics, Inc.(b)	223	4,656
Arrowhead Pharmaceuticals, Inc.(b)	849	28,323
Artivion, Inc.(b)(c)	339	6,631
Arvinas, Inc.(b)(c)	381	15,884
ATAI Life Sciences N.V. (Germany)(b)	1,022	4,068
Atara Biotherapeutics, Inc.(b)	637	3,312
Atea Pharmaceuticals, Inc.(b)	634	4,996
AtriCure, Inc.(b)	371	15,074
Atrion Corp.	12	7,545

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Aurinia Pharmaceuticals, Inc. (Canada)(b)	964	$10,874
Avanos Medical, Inc.(b)	401	11,505
Aveanna Healthcare Holdings, Inc.(b)(c)	407	1,254
Avid Bioservices, Inc.(b)	543	7,260
Avidity Biosciences, Inc.(b)(c)	294	4,095
Axonics, Inc.(b)	307	15,350
Axsome Therapeutics, Inc.(b)(c)	218	5,450
Azenta, Inc.(c)	635	48,666
Beam Therapeutics, Inc.(b)(c)	462	16,253
BioCryst Pharmaceuticals, Inc.(b)(c)	1,577	14,682
Biohaven Pharmaceutical Holding Co. Ltd.(b)	508	73,015
BioLife Solutions, Inc.(b)	217	2,977
Bionano Genomics, Inc.(b)(c)	2,456	4,249
Bioventus, Inc., Class A(b)	257	2,539
Bioxcel Therapeutics, Inc.(b)(c)	174	2,036
Blueprint Medicines Corp.(b)(c)	502	27,610
Bridgebio Pharma, Inc.(b)(c)	595	4,064
Brookdale Senior Living, Inc.(b)	1,416	8,071
Bruker Corp.	895	55,920
Butterfly Network, Inc.(b)(c)	962	2,934
C4 Therapeutics, Inc.(b)(c)	289	2,098
Cano Health, Inc.(b)	1,224	6,304
Cara Therapeutics, Inc.(b)(c)	355	2,954
Cardiovascular Systems, Inc.(b)	356	5,789
CareDx, Inc.(b)(c)	464	11,670
CareMax, Inc.(b)	407	1,905
Caribou Biosciences, Inc.(b)	411	3,424
Cassava Sciences, Inc.(b)(c)	334	10,220
Castle Biosciences, Inc.(b)(c)	178	3,964
Catalyst Pharmaceuticals, Inc.(b)	865	6,228
Celldex Therapeutics, Inc.(b)(c)	328	7,715
Celularity, Inc.	234	2,157
Cerevel Therapeutics Holdings, Inc.(b)	499	13,039
Certara, Inc.(b)(c)	880	17,882
Cerus Corp.(b)	1,515	7,499
Change Healthcare, Inc.(b)	2,134	51,408
Chemed Corp.	127	61,519
ChemoCentryx, Inc.(b)	475	10,578
Chimerix, Inc.(b)	647	1,216
Chinook Therapeutics, Inc.(b)	337	5,116
CinCor Pharma, Inc.(b)	112	1,743
Clover Health Investments Corp.(b)(c)	2,625	7,009
Codexis, Inc.(b)	513	5,479
Coherus Biosciences, Inc.(b)(c)	541	3,971
Collegium Pharmaceutical, Inc.(b)	282	4,405
Community Health Systems, Inc.(b)	983	5,151
Computer Programs & Systems, Inc.(b)	124	3,954
CONMED Corp.(c)	249	28,956
Corcept Therapeutics, Inc.(b)	809	16,860
CorVel Corp.(b)(c)	82	12,231
Covetrus, Inc.(b)(c)	912	18,988
Crinetics Pharmaceuticals, Inc.(b)	315	5,276
CRISPR Therapeutics AG (Switzerland)(b)(c)	622	36,107
Cross Country Healthcare, Inc.(b)	319	5,630
CryoPort, Inc.(b)	421	10,714
Cullinan Oncology, Inc.(b)	135	1,443
Cutera, Inc.(b)(c)	127	5,714
Cytek Biosciences, Inc.(b)	569	5,525
Cytokinetics, Inc.(b)(c)	661	26,374
Deciphera Pharmaceuticals, Inc.(b)(c)	298	3,230
Definitive Healthcare Corp.(b)	290	5,669
Denali Therapeutics, Inc.(b)(c)	697	16,930
	Shares	Value
Health Care-(continued)
DermTech, Inc.(b)(c)	155	$1,029
DICE Therapeutics, Inc.(b)	81	1,114
DocGo, Inc.(b)	680	5,134
Dynavax Technologies Corp.(b)(c)	966	11,457
Dyne Therapeutics, Inc.(b)	202	972
Eagle Pharmaceuticals, Inc.(b)(c)	98	4,577
Editas Medicine, Inc.(b)(c)	602	6,857
Embecta Corp.(b)(c)	482	11,944
Emergent BioSolutions, Inc.(b)	392	12,920
Enanta Pharmaceuticals, Inc.(b)	168	6,708
Encompass Health Corp.	843	55,250
Endo International PLC(b)	2,062	1,088
Enovis Corp.(b)	411	27,266
Ensign Group, Inc. (The)	444	36,039
Envista Holdings Corp.(b)	1,370	58,965
EQRx, Inc.(b)	1,240	6,894
Erasca, Inc.(b)(c)	216	1,171
Establishment Labs Holdings, Inc. (Costa Rica)(b)(c)	169	10,427
Evolent Health, Inc., Class A(b)	655	18,425
Evolus, Inc.(b)	307	3,960
Exelixis, Inc.(b)	2,709	49,656
Fate Therapeutics, Inc.(b)(c)	674	15,569
FibroGen, Inc.(b)(c)	736	7,242
Figs, Inc., Class A(b)(c)	579	5,153
Forma Therapeutics Holdings, Inc.(b)(c)	146	831
Fulcrum Therapeutics, Inc.(b)(c)	226	1,609
Fulgent Genetics, Inc.(b)(c)	171	9,321
Generation Bio Co.(b)	325	1,826
Geron Corp.(b)	2,864	3,952
Glaukos Corp.(b)(c)	398	16,250
Global Blood Therapeutics, Inc.(b)(c)	522	13,019
Globus Medical, Inc., Class A(b)(c)	861	57,343
GoodRx Holdings, Inc., Class A(b)	621	4,949
Gossamer Bio., Inc.(b)	444	3,130
GreenLight Biosciences Holdings PBC	417	3,082
Guardant Health, Inc.(b)(c)	766	31,391
Haemonetics Corp.(b)(c)	433	27,392
Halozyme Therapeutics, Inc.(b)	1,168	53,705
Hanger, Inc.(b)	339	5,353
Harmony Biosciences Holdings, Inc.(b)(c)	198	8,633
Health Catalyst, Inc.(b)(c)	380	5,567
HealthEquity, Inc.(b)(c)	709	44,369
HealthStream, Inc.(b)	224	4,563
Heron Therapeutics, Inc.(b)(c)	857	2,828
Heska Corp.(b)(c)	90	8,981
Hims & Hers Health, Inc.(b)	1,000	4,040
Humacyte, Inc.(b)(c)	455	2,471
ICU Medical, Inc.(b)(c)	171	31,060
Ideaya Biosciences, Inc.(b)(c)	237	2,643
IGM Biosciences, Inc.(b)(c)	76	1,275
Imago Biosciences, Inc.(b)(c)	102	1,648
ImmunityBio, Inc.(b)(c)	1,012	3,805
ImmunoGen, Inc.(b)	1,788	6,544
Immunovant, Inc.(b)	357	1,514
Inari Medical, Inc.(b)	343	22,569
Inhibrx, Inc.(b)(c)	193	2,523
Innoviva, Inc.(b)	552	8,374
Inogen, Inc.(b)(c)	171	4,391
Inovio Pharmaceuticals, Inc.(b)	1,855	3,469
Insmed, Inc.(b)	1,008	18,971
Inspire Medical Systems, Inc.(b)	233	41,201
Integer Holdings Corp.(b)(c)	281	22,418

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Integra LifeSciences Holdings Corp.(b)(c)	635	$39,776
Intellia Therapeutics, Inc.(b)(c)	568	26,208
Intercept Pharmaceuticals, Inc.(b)(c)	200	3,620
Intra-Cellular Therapies, Inc.(b)	705	40,467
Invitae Corp.(b)	1,823	6,690
Ionis Pharmaceuticals, Inc.(b)	1,078	39,369
Iovance Biotherapeutics, Inc.(b)(c)	999	6,743
iRhythm Technologies, Inc.(b)	250	35,212
Ironwood Pharmaceuticals, Inc.(b)(c)	1,215	13,693
iTeos Therapeutics, Inc.(b)(c)	126	2,205
IVERIC bio, Inc.(b)	680	7,099
Joint Corp. (The)(b)(c)	128	2,135
Karuna Therapeutics, Inc.(b)(c)	183	19,091
Karyopharm Therapeutics, Inc.(b)(c)	600	3,768
Keros Therapeutics, Inc.(b)(c)	121	4,090
Kezar Life Sciences, Inc.(b)	361	1,823
Kiniksa Pharmaceuticals Ltd., Class A(b)	218	1,670
Kodiak Sciences, Inc.(b)	273	1,977
Krystal Biotech, Inc.(b)	152	8,950
Kura Oncology, Inc.(b)(c)	498	6,554
Kymera Therapeutics, Inc.(b)	246	3,510
Lantheus Holdings, Inc.(b)	574	39,330
LeMaitre Vascular, Inc.	173	7,910
Lexicon Pharmaceuticals, Inc.(b)	510	903
LHC Group, Inc.(b)	255	42,498
Ligand Pharmaceuticals, Inc.(b)(c)	146	12,981
LivaNova PLC(b)	451	30,700
MacroGenics, Inc.(b)(c)	430	1,492
Madrigal Pharmaceuticals, Inc.(b)(c)	88	5,842
MannKind Corp.(b)	2,086	8,719
Maravai LifeSciences Holdings, Inc., Class A(b)(c)	947	29,499
MaxCyte, Inc.(b)	569	2,623
MEDNAX, Inc.(b)	686	13,254
Medpace Holdings, Inc.(b)	239	34,234
MeiraGTx Holdings PLC(b)(c)	194	1,628
Meridian Bioscience, Inc.(b)(c)	364	10,010
Merit Medical Systems, Inc.(b)(c)	479	29,406
Mersana Therapeutics, Inc.(b)	507	1,693
Merus N.V. (Netherlands)(b)	243	4,510
Mesa Laboratories, Inc.	43	8,998
MiMedx Group, Inc.(b)	643	2,514
Mirati Therapeutics, Inc.(b)	339	13,275
Mirum Pharmaceuticals, Inc.(b)	135	3,158
ModivCare, Inc.(b)	109	10,402
Monte Rosa Therapeutics, Inc.(b)(c)	101	782
Morphic Holding, Inc.(b)(c)	168	3,938
Multiplan Corp.(b)(c)	1,624	8,120
Myovant Sciences Ltd.(b)(c)	325	3,370
Myriad Genetics, Inc.(b)	689	13,256
NanoString Technologies, Inc.(b)	368	5,756
Natera, Inc.(b)(c)	750	27,517
National HealthCare Corp.	124	8,716
National Research Corp.(c)	125	4,486
Natus Medical, Inc.(b)(c)	294	9,640
Nektar Therapeutics, (Acquired 05/06/2020 - 12/23/2021; Cost $21,613)(b)(c)(d)	1,306	4,545
Neogen Corp.(b)(c)	914	24,184
NeoGenomics, Inc.(b)(c)	1,028	8,656
Nevro Corp.(b)(c)	291	12,682
NextGen Healthcare, Inc.(b)	505	9,146
NGM Biopharmaceuticals, Inc.(b)(c)	231	3,197
Novavax, Inc.(b)	647	35,798
	Shares	Value
Health Care-(continued)
Nurix Therapeutics, Inc.(b)(c)	284	$2,866
NuVasive, Inc.(b)	439	25,203
Nuvation Bio, Inc.(b)(c)	958	3,382
Oak Street Health, Inc.(b)(c)	920	17,370
Ocugen, Inc.(b)(c)	1,754	4,157
Omnicell, Inc.(b)	377	41,907
OPKO Health, Inc.(b)(c)	3,909	11,727
OptimizeRx Corp.(b)(c)	140	3,581
Option Care Health, Inc.(b)	1,221	37,070
OraSure Technologies, Inc.(b)(c)	637	2,644
Organogenesis Holdings, Inc.(b)(c)	491	2,754
Organon & Co.	2,151	81,652
Orthofix Medical, Inc.(b)	175	4,811
OrthoPediatrics Corp.(b)(c)	123	5,679
Outset Medical, Inc.(b)(c)	342	7,456
Owens & Minor, Inc.(c)	609	21,242
Pacific Biosciences of California, Inc.(b)(c)	1,850	10,415
Pacira BioSciences, Inc.(b)(c)	378	23,908
Paragon 28, Inc.(b)	227	4,068
Patterson Cos., Inc.(c)	744	23,503
Pennant Group, Inc. (The)(b)(c)	237	4,534
Penumbra, Inc.(b)	303	44,517
Perrigo Co. PLC	1,134	45,201
PetIQ, Inc.(b)(c)	218	3,741
Phathom Pharmaceuticals, Inc.(b)	126	903
Phibro Animal Health Corp., Class A	180	3,458
Phreesia, Inc.(b)	403	7,310
PMV Pharmaceuticals, Inc.(b)(c)	99	1,164
Point Biopharma Global, Inc.(b)(c)	319	2,622
Praxis Precision Medicines, Inc.(b)(c)	309	2,565
Precigen, Inc.(b)	822	1,101
Premier, Inc., Class A	1,010	37,784
Prestige Consumer Healthcare, Inc.(b)	426	23,779
Privia Health Group, Inc.(b)(c)	610	14,616
PROCEPT BioRobotics Corp.(b)	93	3,638
Progyny, Inc.(b)(c)	613	19,377
Prometheus Biosciences, Inc.(b)	83	2,163
Protagonist Therapeutics, Inc.(b)	304	2,663
Prothena Corp. PLC (Ireland)(b)(c)	278	7,570
Provention Bio, Inc.(b)	419	1,726
PTC Therapeutics, Inc.(b)(c)	560	16,447
Pulmonx Corp.(b)	179	3,269
Quanterix Corp.(b)	260	4,384
Quantum-Si, Inc.(b)(c)	721	3,064
QuidelOrtho Corp.(b)(c)	426	40,451
R1 RCM, Inc.(b)(c)	1,180	25,335
Radius Health, Inc.(b)(c)	356	2,253
RadNet, Inc.(b)(c)	400	8,212
RAPT Therapeutics, Inc.(b)(c)	171	2,517
Reata Pharmaceuticals, Inc., Class A(b)(c)	235	6,646
Recursion Pharmaceuticals, Inc., Class A(b)(c)	353	2,160
REGENXBIO, Inc.(b)(c)	281	5,912
Relay Therapeutics, Inc.(b)(c)	551	8,970
Relmada Therapeutics, Inc.(b)	168	3,157
Repare Therapeutics, Inc. (Canada)(b)	144	1,322
Repligen Corp.(b)	446	73,354
Replimune Group, Inc.(b)(c)	186	2,703
Revance Therapeutics, Inc.(b)	602	8,235
REVOLUTION Medicines, Inc.(b)(c)	375	6,367
Rhythm Pharmaceuticals, Inc.(b)	312	1,073
Rigel Pharmaceuticals, Inc.(b)	1,509	2,731
Rocket Pharmaceuticals, Inc.(b)(c)	335	3,970

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Health Care-(continued)
Roivant Sciences Ltd.(b)	2,347	$10,421
Sage Therapeutics, Inc.(b)	450	14,071
Sana Biotechnology, Inc.(b)(c)	721	3,699
Sangamo Therapeutics, Inc.(b)(c)	1,092	3,986
Sarepta Therapeutics, Inc.(b)(c)	701	51,047
Scholar Rock Holding Corp.(b)(c)	196	984
Schrodinger, Inc.(b)(c)	497	12,842
Seer, Inc.(b)(c)	276	2,451
Select Medical Holdings Corp.(c)	952	23,181
Sema4 Holdings Corp.(b)	955	1,948
Senseonics Holdings, Inc.(b)(c)	3,343	3,878
Seres Therapeutics, Inc.(b)	606	1,879
Shockwave Medical, Inc.(b)	302	49,591
SI-BONE, Inc.(b)	234	3,498
Sierra Oncology, Inc.(b)	100	5,478
SIGA Technologies, Inc.(c)	395	4,321
Signify Health, Inc., Class A(b)(c)	580	7,905
Silk Road Medical, Inc.(b)(c)	289	9,601
Simulations Plus, Inc.(c)	142	6,742
SomaLogic, Inc.(b)	1,158	6,948
Sorrento Therapeutics, Inc.(b)(c)	2,498	4,097
Sotera Health Co.(b)(c)	840	17,892
SpringWorks Therapeutics, Inc.(b)(c)	230	4,356
STAAR Surgical Co.(b)	333	21,958
Stoke Therapeutics, Inc.(b)	121	1,465
Supernus Pharmaceuticals, Inc.(b)	451	12,569
Surgery Partners, Inc.(b)	336	13,171
SurModics, Inc.(b)	124	4,865
Syndax Pharmaceuticals, Inc.(b)(c)	351	5,791
Syneos Health, Inc.(b)	884	65,319
Tactile Systems Technology, Inc.(b)(c)	176	1,788
Tandem Diabetes Care, Inc.(b)	542	36,948
Tango Therapeutics, Inc.(b)	260	1,739
Tenet Healthcare Corp.(b)	865	55,974
TG Therapeutics, Inc.(b)(c)	1,070	4,729
Theravance Biopharma, Inc.(b)(c)	489	4,293
Tilray Brands, Inc., Class 2 (Canada)(b)(c)	3,956	17,762
Tivity Health, Inc.(b)	352	11,405
TransMedics Group, Inc.(b)	221	6,447
Travere Therapeutics, Inc.(b)	456	10,629
Treace Medical Concepts, Inc.(b)	140	2,337
Tricida, Inc.(b)	211	1,760
Turning Point Therapeutics, Inc.(b)(c)	370	13,087
Twist Bioscience Corp.(b)(c)	451	15,352
Ultragenyx Pharmaceutical, Inc.(b)(c)	559	26,217
uniQure N.V. (Netherlands)(b)(c)	307	4,409
United Therapeutics Corp.(b)	384	88,451
US Physical Therapy, Inc.(c)	109	12,272
Vanda Pharmaceuticals, Inc.(b)(c)	493	4,846
Varex Imaging Corp.(b)(c)	340	7,834
Vaxart, Inc.(b)(c)	1,076	3,917
Vaxcyte, Inc.(b)(c)	286	6,861
VBI Vaccines, Inc.(b)	1,580	1,446
Vera Therapeutics, Inc.(b)	125	1,817
Veracyte, Inc.(b)	628	11,040
Vericel Corp.(b)(c)	352	9,557
Verve Therapeutics, Inc.(b)(c)	147	2,229
ViewRay, Inc.(b)	1,090	3,150
Vir Biotechnology, Inc.(b)(c)	612	15,796
Viridian Therapeutics, Inc.(b)	132	1,610
Xencor, Inc.(b)(c)	463	10,339
Xenon Pharmaceuticals, Inc. (Canada)(b)	328	8,643
	Shares	Value
Health Care-(continued)
Y-mAbs Therapeutics, Inc.(b)(c)	231	$2,874
Zentalis Pharmaceuticals, Inc.(b)	386	9,306
Zimvie, Inc.(b)	188	4,093
Zogenix, Inc.(g)	376	256
		4,566,974
Industrials-16.63%
AAON, Inc.	356	19,074
AAR Corp.(b)	305	14,707
ABM Industries, Inc.	572	27,656
ACCO Brands Corp.	842	6,349
Acuity Brands, Inc.	297	51,981
ACV Auctions, Inc., Class A(b)	783	6,609
Advanced Drainage Systems, Inc.	549	60,121
AECOM	1,139	79,559
Aerojet Rocketdyne Holdings, Inc.(b)	602	24,525
AeroVironment, Inc.(b)(c)	200	18,392
AerSale Corp.(b)	131	1,816
AGCO Corp.	537	68,806
Air Lease Corp.	919	34,564
Air Transport Services Group, Inc.(b)	156	4,714
Alamo Group, Inc.	90	10,587
Alaska Air Group, Inc.(b)	276	13,320
Albany International Corp., Class A(c)	270	22,788
Alight, Inc., Class A(b)	2,170	17,707
Allegiant Travel Co.(b)	35	5,231
Allison Transmission Holdings, Inc.	829	33,168
Altra Industrial Motion Corp.(c)	550	21,566
Ameresco, Inc., Class A(b)(c)	270	15,854
American Airlines Group, Inc.(b)(c)	1,376	24,589
American Woodmark Corp.(b)	146	7,604
API Group Corp.(b)(c)	1,388	24,221
Apogee Enterprises, Inc.(c)	211	8,778
Applied Industrial Technologies, Inc.	326	33,712
ArcBest Corp.	209	15,807
Arcosa, Inc.	410	21,677
Argan, Inc.	139	5,559
Armstrong World Industries, Inc.	399	33,317
Array Technologies, Inc.(b)(c)	1,083	12,000
ASGN, Inc.(b)	442	42,092
Astec Industries, Inc.(c)	190	8,886
Astra Space, Inc.(b)(c)	976	2,518
Atkore, Inc.(b)	380	41,390
Atlas Air Worldwide Holdings, Inc.(b)(c)	62	4,322
Avis Budget Group, Inc.(b)(c)	275	52,327
Axon Enterprise, Inc.(b)	571	57,877
AZEK Co., Inc. (The)(b)	986	20,775
AZZ, Inc.	209	9,355
Babcock & Wilcox Enterprises, Inc.(b)	508	3,327
Barnes Group, Inc.	408	14,700
Barrett Business Services, Inc.	64	4,791
Beacon Roofing Supply, Inc.(b)(c)	478	29,354
Blade Air Mobility, Inc.	360	2,480
Blink Charging Co.(b)(c)	334	5,321
Bloom Energy Corp., Class A(b)(c)	1,367	23,950
Blue Bird Corp.(b)(c)	143	1,746
BlueLinx Holdings, Inc.(b)	83	6,861
Boise Cascade Co.	334	25,825
Brady Corp., Class A(c)	408	19,792
BrightView Holdings, Inc.(b)(c)	295	3,835
Brink’s Co. (The)	417	25,366
Builders FirstSource, Inc.(b)	1,624	105,706
BWX Technologies, Inc.	775	39,680

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
CACI International, Inc., Class A(b)	198	$55,513
Cadre Holdings, Inc.	102	2,569
Carlisle Cos., Inc.	442	112,458
Casella Waste Systems, Inc., Class A(b)	428	30,636
CBIZ, Inc.(b)	398	16,302
ChargePoint Holdings, Inc., (Acquired 11/30/2021 - 05/31/2022; Cost $39,715)(b)(c)(d)	1,824	23,329
Chart Industries, Inc.(b)(c)	308	54,171
Cimpress PLC (Ireland)(b)	143	6,232
CIRCOR International, Inc.(b)	179	3,480
Clean Harbors, Inc.(b)	438	40,909
Columbus McKinnon Corp.(c)	248	8,370
Comfort Systems USA, Inc.(c)	305	27,365
Construction Partners, Inc.(b)(c)	314	7,219
Core & Main, Inc., Class A(b)(c)	568	13,405
CoreCivic, Inc.(b)	1,020	13,127
Cornerstone Building Brands, Inc.(b)	447	10,974
CRA International, Inc.	63	5,401
Crane Holdings Co.	423	40,464
CSW Industrials, Inc.(c)	127	13,477
Curtiss-Wright Corp.	326	46,285
Deluxe Corp.	375	8,974
Desktop Metal, Inc., Class A(b)(c)	1,778	3,645
Donaldson Co., Inc.	1,047	54,737
Douglas Dynamics, Inc.	201	6,315
Driven Brands Holdings, Inc.(b)(c)	426	12,328
Ducommun, Inc., (Acquired 05/28/2019 - 05/26/2022; Cost $4,916)(b)(d)	94	4,291
Dun & Bradstreet Holdings, Inc.(b)(c)	1,645	28,409
DXP Enterprises, Inc.(b)	135	4,142
Dycom Industries, Inc.(b)(c)	256	23,836
Eagle Bulk Shipping, Inc.	81	5,934
EMCOR Group, Inc.	447	47,217
Encore Wire Corp.(c)	172	21,503
Energy Recovery, Inc.(b)	434	8,771
Energy Vault Holdings, Inc.(b)	453	6,904
Enerpac Tool Group Corp.	524	10,228
EnerSys	350	23,702
Ennis, Inc.	231	4,193
Enovix Corp.(b)	581	6,989
EnPro Industries, Inc.	166	15,896
Esab Corp.(b)(c)	407	20,350
ESCO Technologies, Inc.	220	14,478
ESS Tech, Inc.(b)	453	1,871
Evoqua Water Technologies Corp.(b)	1,025	36,480
Exponent, Inc.	442	39,952
Federal Signal Corp.	518	18,182
First Advantage Corp.(b)	471	6,877
Flowserve Corp.(c)	1,106	34,839
Fluor Corp.(b)(c)	1,199	33,848
Forrester Research, Inc.(b)	100	5,233
Forward Air Corp.	229	21,341
Franklin Covey Co.(b)	109	4,176
Franklin Electric Co., Inc.(c)	335	24,696
FREYR Battery S.A. (Norway)(b)(c)	691	5,860
Frontier Group Holdings, Inc.(b)(c)	379	4,074
FTI Consulting, Inc.(b)(c)	291	48,888
FuelCell Energy, Inc.(b)(c)	3,109	12,747
Gates Industrial Corp. PLC(b)	865	11,037
GATX Corp.(c)	300	32,385
Genco Shipping & Trading Ltd.	320	8,080
GEO Group, Inc. (The)(b)	1,074	7,636
	Shares	Value
Industrials-(continued)
Gibraltar Industries, Inc.(b)	287	$11,985
Global Industrial Co.	144	4,935
GMS, Inc.(b)	329	16,387
Gorman-Rupp Co. (The)	184	5,481
Graco, Inc.	1,444	91,405
GrafTech International Ltd.	1,786	15,502
Granite Construction, Inc.(c)	389	12,701
Great Lakes Dredge & Dock Corp.(b)	582	8,555
Greenbrier Cos., Inc. (The)(c)	285	11,859
Griffon Corp.	358	11,481
GXO Logistics, Inc.(b)	903	49,006
H&E Equipment Services, Inc.	286	10,196
Harsco Corp.(b)	698	5,793
Hawaiian Holdings, Inc.(b)(c)	121	2,148
Hayward Holdings, Inc.(b)(c)	648	9,914
Healthcare Services Group, Inc.	627	10,766
Heartland Express, Inc.	457	6,526
Heidrick & Struggles International, Inc.(c)	174	6,013
Heliogen, Inc.	622	2,407
Helios Technologies, Inc.(c)	272	18,610
Herc Holdings, Inc.	201	23,561
Heritage-Crystal Clean, Inc.(b)	139	3,832
Hertz Global Holdings, Inc.(b)	1,945	39,036
Hexcel Corp.	712	40,904
Hillenbrand, Inc.(c)	617	25,815
Hillman Solutions Corp.(b)(c)	828	9,447
HireRight Holdings Corp.(b)	202	2,980
HNI Corp.	369	14,070
Hub Group, Inc., Class A(b)	289	21,091
Hubbell, Inc.	461	87,525
Huron Consulting Group, Inc.(b)	183	10,965
Hydrofarm Holdings Group, Inc.(b)(c)	232	1,598
Hyliion Holdings Corp.(b)	839	3,046
Hyster-Yale Materials Handling, Inc.	61	2,254
Hyzon Motors, Inc.(b)(c)	654	3,178
IAA, Inc.(b)(c)	1,143	44,611
ICF International, Inc.	159	16,251
Ideanomics, Inc.(b)(c)	3,807	2,284
IES Holdings, Inc.(b)	84	2,595
Insperity, Inc.	309	30,922
Insteel Industries, Inc.	172	7,123
Interface, Inc.	520	7,483
ITT, Inc.	723	53,372
Janus International Group, Inc.(b)	609	6,748
JELD-WEN Holding, Inc.(b)(c)	763	14,367
JetBlue Airways Corp.(b)(c)	701	7,529
John Bean Technologies Corp.	269	32,751
Kadant, Inc.	98	18,140
Kaman Corp.	222	8,039
KAR Auction Services, Inc.(b)(c)	1,053	16,816
KBR, Inc.	1,183	58,866
Kelly Services, Inc., Class A	294	5,868
Kennametal, Inc.	669	18,558
Kforce, Inc.	173	11,363
Kirby Corp.(b)	133	8,981
Korn Ferry	461	28,333
Kratos Defense & Security Solutions, Inc.(b)	1,057	15,242
Landstar System, Inc.	316	47,852
Lincoln Electric Holdings, Inc.	473	64,243
Lindsay Corp.(c)	96	12,096
Luxfer Holdings PLC (United Kingdom)	243	4,058
Manitowoc Co., Inc. (The)(b)	310	4,036

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Industrials-(continued)
ManpowerGroup, Inc.	455	$40,773
ManTech International Corp., Class A	234	22,382
Markforged Holding Corp.(b)	409	1,080
Marten Transport Ltd.	549	9,640
Masonite International Corp.(b)	187	17,172
MasTec, Inc.(b)(c)	486	40,625
Matson, Inc.	87	7,820
Matthews International Corp., Class A	241	7,799
Maxar Technologies, Inc.	617	18,424
McGrath RentCorp(c)	206	16,935
MDU Resources Group, Inc.	1,724	47,203
Mercury Systems, Inc.(b)	433	25,898
Meritor, Inc.(b)	572	20,689
Microvast Holdings, Inc.(b)(c)	1,019	5,095
Middleby Corp. (The)(b)(c)	448	67,854
MillerKnoll, Inc.(c)	642	19,388
Montrose Environmental Group, Inc.(b)(c)	201	8,143
Moog, Inc., Class A	246	20,022
MRC Global, Inc.(b)	693	7,755
MSA Safety, Inc.	316	40,287
MSC Industrial Direct Co., Inc., Class A	400	33,972
Mueller Industries, Inc.	437	23,532
Mueller Water Products, Inc., Class A	1,330	15,867
MYR Group, Inc.(b)	148	13,558
National Presto Industries, Inc.	47	3,177
Nielsen Holdings PLC	2,896	74,022
Nikola Corp.(b)(c)	2,281	16,104
NOW, Inc.(b)	975	10,764
NV5 Global, Inc.(b)(c)	111	13,673
nVent Electric PLC	1,408	49,843
Omega Flex, Inc.	24	2,653
Oshkosh Corp.	565	52,494
Parsons Corp.(b)	308	12,024
PGT Innovations, Inc.(b)(c)	524	10,532
Pitney Bowes, Inc.	1,554	7,273
Planet Labs PBC(b)	1,360	8,269
Primoris Services Corp.	473	11,484
Proterra, Inc., (Acquired 11/30/2021 - 05/26/2022; Cost $15,485)(b)(c)(d)	1,501	9,681
Proto Labs, Inc.(b)(c)	233	11,228
Quanex Building Products Corp.	294	5,980
Quanta Services, Inc.	1	119
RBC Bearings, Inc.(b)(c)	245	45,666
Regal Rexnord Corp.	575	71,846
Resideo Technologies, Inc.(b)	1,208	28,533
Resources Connection, Inc.	274	5,061
REV Group, Inc.(c)	262	3,215
Rocket Lab USA, Inc.(b)	1,182	5,626
Rush Enterprises, Inc., Class A	366	18,659
Rush Enterprises, Inc., Class B	49	2,426
Ryder System, Inc.	456	36,489
Saia, Inc.(b)	224	44,260
Sarcos Technology and Robotics Corp.(b)	545	2,338
Schneider National, Inc., Class B	481	11,611
Science Applications International Corp.	483	41,808
SES AI Corp. (Singapore)(b)	773	5,241
Shoals Technologies Group, Inc., Class A(b)(c)	883	13,775
Shyft Group, Inc. (The)	280	6,213
Simpson Manufacturing Co., Inc.	368	39,873
SiteOne Landscape Supply, Inc.(b)	380	51,023
Skillsoft Corp.(b)(c)	588	3,446
SkyWest, Inc.(b)	109	2,939
	Shares	Value
Industrials-(continued)
SP Plus Corp.(b)	197	$6,296
Spirit AeroSystems Holdings, Inc., Class A	891	27,995
Spirit Airlines, Inc.(b)(c)	238	4,986
SPX Corp.(b)(c)	385	19,377
Standex International Corp.	106	9,869
Steelcase, Inc., Class A(c)	701	8,594
Stem, Inc.(b)(c)	449	3,879
Stericycle, Inc.(b)(c)	779	39,378
Sterling Check Corp.(b)	694	12,895
Sterling Infrastructure, Inc.(b)	246	6,054
Sun Country Airlines Holdings, Inc.(b)(c)	245	5,794
Sunrun, Inc.(b)	1,590	41,531
Tennant Co.	149	9,274
Terex Corp.	591	20,916
Tetra Tech, Inc.	458	61,816
Thermon Group Holdings, Inc.(b)	292	4,596
Timken Co. (The)	572	34,932
Titan International, Inc.(b)	423	7,703
Titan Machinery, Inc.(b)	172	4,543
Toro Co. (The)	890	73,416
TPI Composites, Inc.(b)(c)	328	4,523
Trex Co., Inc.(b)(c)	972	61,936
TriNet Group, Inc.(b)	351	27,568
Trinity Industries, Inc.	656	16,308
Triton International Ltd. (Bermuda)	553	35,265
Triumph Group, Inc.(b)	568	8,690
TrueBlue, Inc.(b)(c)	292	6,430
TuSimple Holdings, Inc., Class A(b)(c)	326	2,676
Tutor Perini Corp.(b)	407	4,127
UFP Industries, Inc.	525	40,530
UniFirst Corp.	129	21,084
Univar Solutions, Inc.(b)	1,436	44,114
Upwork, Inc.(b)(c)	979	17,867
Valmont Industries, Inc.	181	46,472
Vectrus, Inc.(b)	102	3,654
Velo3D, Inc.	467	1,149
Veritiv Corp.(b)	119	17,297
Vertiv Holdings Co.	2,710	29,783
Viad Corp.(b)(c)	181	5,452
Vicor Corp.(b)	195	13,124
Virgin Galactic Holdings, Inc.(b)(c)	1,703	11,938
Wabash National Corp.(c)	444	6,815
Watsco, Inc.	280	71,576
Watts Water Technologies, Inc., Class A	234	30,614
Welbilt, Inc.(b)	1,146	27,126
Werner Enterprises, Inc.	502	20,366
WESCO International, Inc.(b)	387	48,599
Wheels Up Experience, Inc.(b)	650	1,645
Willdan Group, Inc.(b)(c)	110	2,930
WillScot Mobile Mini Holdings Corp.(b)	1,892	67,601
Woodward, Inc.	508	51,618
XPO Logistics, Inc.(b)	864	46,172
Zurn Water Solutions Corp.	1,068	30,780
		6,171,817
Information Technology-13.46%
3D Systems Corp.(b)(c)	1,105	11,945
8x8, Inc.(b)(c)	937	6,793
908 Devices, Inc.(b)(c)	137	1,907
A10 Networks, Inc.	508	7,828
ACI Worldwide, Inc.(b)	932	24,828
ACM Research, Inc., Class A(b)	330	5,003
ADTRAN, Inc.	375	6,949

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Advanced Energy Industries, Inc.	319	$25,986
Aeva Technologies, Inc.(b)(c)	841	2,733
AEye, Inc.(b)(c)	885	5,186
Agilysys, Inc.(b)	199	8,133
Alarm.com Holdings, Inc.(b)	403	25,482
Alkami Technology, Inc.(b)	152	2,136
Allegro MicroSystems, Inc. (Japan)(b)	564	14,523
Alpha & Omega Semiconductor Ltd.(b)(c)	186	8,171
Altair Engineering, Inc., Class A(b)(c)	437	24,018
Alteryx, Inc., Class A(b)	508	28,270
Ambarella, Inc.(b)	298	25,396
American Software, Inc., Class A(c)	277	4,737
Amkor Technology, Inc.(c)	933	19,071
Amplitude, Inc.(b)	399	7,517
Anaplan, Inc.(b)	1,193	78,261
AppFolio, Inc., Class A(b)(c)	149	14,927
Appian Corp.(b)(c)	294	14,044
Arlo Technologies, Inc.(b)	719	5,091
Asana, Inc., Class A(b)	527	11,457
Aspen Technology, Inc.(b)(c)	237	45,857
Avaya Holdings Corp.(b)(c)	743	2,742
AvePoint, Inc.(b)(c)	708	4,142
Avid Technology, Inc.(b)	294	8,611
AvidXchange Holdings, Inc.(b)	417	3,661
Avnet, Inc.	840	40,698
Axcelis Technologies, Inc.(b)	282	17,501
Badger Meter, Inc.	248	19,627
Belden, Inc.	381	21,938
Benchmark Electronics, Inc.	315	8,029
Benefitfocus, Inc.(b)	234	2,129
BigCommerce Holdings, Inc., Series 1(b)	491	9,098
Blackbaud, Inc.(b)	347	22,087
Blackline, Inc.(b)(c)	477	34,926
Box, Inc., Class A(b)	1,257	32,820
Braze, Inc.(b)	167	5,584
Bread Financial Holdings, Inc.	417	22,977
BTRS Holdings, Inc.(b)	607	3,017
C3.ai, Inc., Class A(b)(c)	646	12,222
Calix, Inc.(b)(c)	492	18,174
Cambium Networks Corp.(b)(c)	83	1,186
Cantaloupe, Inc.(b)	470	2,463
Casa Systems, Inc.(b)	294	1,294
Cass Information Systems, Inc.	122	4,163
CCC Intelligent Solutions Holdings, Inc.(b)	1,040	9,308
CDK Global, Inc.	990	53,915
Cerence, Inc.(b)(c)	334	10,608
CEVA, Inc.(b)	201	7,250
ChannelAdvisor Corp.(b)	230	3,140
Ciena Corp.(b)	1,297	65,914
Cipher Mining, Inc.(b)	444	1,079
Cirrus Logic, Inc.(b)	486	39,628
Clear Secure, Inc., Class A(b)	265	7,272
Clearfield, Inc.(b)(c)	102	6,304
Clearwater Analytics Holdings, Inc.(b)	205	2,893
CMC Materials, Inc.	242	42,819
Coherent, Inc.(b)	210	56,902
Cohu, Inc.(b)	427	12,994
CommScope Holding Co., Inc.(b)	1,735	13,030
CommVault Systems, Inc.(b)	340	20,743
Comtech Telecommunications Corp.	230	2,877
Concentrix Corp.	377	58,394
Conduent, Inc.(b)	1,504	7,971
	Shares	Value
Information Technology-(continued)
Consensus Cloud Solutions, Inc.(b)	135	$6,484
Corsair Gaming, Inc.(b)(c)	320	5,136
Couchbase, Inc.(b)(c)	95	1,347
Credo Technology Group Holding Ltd.(b)	246	2,517
CS Disco, Inc.(b)	123	3,064
CSG Systems International, Inc.	274	17,040
CTS Corp.	260	10,574
Cyxtera Technologies, Inc.(b)	379	5,617
Datto Holding Corp.(b)	278	9,761
Diebold Nixdorf, Inc.(b)	656	2,040
Digi International, Inc.(b)	293	6,475
Digital Turbine, Inc.(b)	781	19,861
DigitalOcean Holdings, Inc.(b)(c)	411	20,077
Diodes, Inc.(b)	382	29,418
Dolby Laboratories, Inc., Class A	557	43,234
Domo, Inc., Class B(b)	259	8,257
DoubleVerify Holdings, Inc.(b)	345	7,676
Duck Creek Technologies, Inc.(b)(c)	672	12,479
DXC Technology Co.(b)	2,073	73,011
E2open Parent Holdings, Inc.(b)(c)	1,533	12,387
Eastman Kodak Co.(b)(c)	339	1,566
Ebix, Inc.	210	6,121
Elastic N.V.(b)	634	39,086
Embark Technology, Inc.(b)	1,385	2,050
Enfusion, Inc., Class A(b)	139	1,522
Envestnet, Inc.(b)(c)	395	26,315
ePlus, Inc.(b)	228	12,937
Euronet Worldwide, Inc.(b)	434	52,583
Everbridge, Inc.(b)	337	13,921
EverCommerce, Inc.(b)	249	2,368
EVERTEC, Inc.	520	19,729
Evo Payments, Inc., Class A(b)	417	9,612
Evolv Technologies Holdings, Inc.(b)	570	1,659
ExlService Holdings, Inc.(b)	282	40,098
Expensify, Inc., Class A(b)	115	2,431
Extreme Networks, Inc.(b)	1,096	10,872
Fabrinet (Thailand)(b)	314	27,277
FARO Technologies, Inc.(b)	168	5,413
Fastly, Inc., Class A(b)(c)	897	11,706
First Solar, Inc.(b)(c)	811	57,265
Five9, Inc.(b)(c)	586	56,672
Flex Ltd.(b)	3,935	67,170
Flywire Corp.(b)	257	4,963
FormFactor, Inc.(b)	664	27,264
Freshworks, Inc.(b)	750	11,820
Gitlab, Inc., Class A(b)	310	12,071
Grid Dynamics Holdings, Inc.(b)(c)	358	6,448
Hackett Group, Inc. (The)	224	4,590
Harmonic, Inc.(b)(c)	891	8,580
I3 Verticals, Inc., Class A(b)(c)	193	4,501
Ichor Holdings Ltd.(b)	248	7,500
II-VI Incorporated(b)(c)	902	56,375
Impinj, Inc.(b)	168	7,864
indie Semiconductor, Inc., A Shares (China)(b)(c)	571	4,391
Infinera Corp.(b)	1,565	8,967
Informatica, Inc., Class A(b)	300	6,120
Inseego Corp.(b)(c)	684	1,409
Insight Enterprises, Inc.(b)	296	29,251
Intapp, Inc.(b)(c)	106	2,107
InterDigital, Inc.(c)	260	16,975
International Money Express, Inc.(b)	248	5,114
IonQ, Inc.(b)	838	4,819

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
IPG Photonics Corp.(b)	312	$32,913
Itron, Inc.(b)	382	19,715
Jabil, Inc.	1,156	71,117
Jamf Holding Corp.(b)(c)	315	8,108
JFrog Ltd. (Israel)(b)(c)	413	7,702
Kimball Electronics, Inc.(b)(c)	221	4,201
KnowBe4, Inc., Class A(b)	587	10,437
Knowles Corp.(b)(c)	778	14,953
Kulicke & Soffa Industries, Inc. (Singapore)(c)	528	28,602
Kyndryl Holdings, Inc.(b)	1,520	18,757
Latch, Inc.(b)(c)	313	689
Lattice Semiconductor Corp.(b)	1,167	60,707
Lightwave Logic, Inc.(b)	941	7,537
Limelight Networks, Inc.(b)(c)	1,117	4,044
Littelfuse, Inc.	209	56,472
LivePerson, Inc.(b)(c)	587	9,850
LiveRamp Holdings, Inc.(b)	578	14,797
Lumentum Holdings, Inc.(b)	612	52,681
MACOM Technology Solutions Holdings, Inc.(b)	414	22,567
MagnaChip Semiconductor Corp. (South Korea)(b)	369	7,195
Mandiant, Inc.(b)	2,035	44,872
Manhattan Associates, Inc.(b)	535	64,698
Marathon Digital Holdings, Inc.(b)(c)	827	8,460
Marqeta, Inc., Class A(b)	3,069	32,132
Matterport, Inc.(b)	1,786	9,805
Maximus, Inc.	525	34,067
MaxLinear, Inc.(b)	619	24,506
MeridianLink, Inc.(b)	178	3,174
Meta Materials, Inc.(b)(c)	1,731	3,324
Methode Electronics, Inc.	316	14,236
MicroStrategy, Inc., Class A(b)(c)	76	20,116
MicroVision, Inc.(b)(c)	1,455	5,238
Mirion Technologies, Inc.(b)	1,100	8,800
Mitek Systems, Inc.(b)	386	3,482
MKS Instruments, Inc.	471	58,168
Model N, Inc.(b)	283	7,120
Momentive Global, Inc.(b)	1,107	13,483
MoneyGram International, Inc.(b)(c)	687	6,925
N-able, Inc.(b)(c)	334	3,340
Napco Security Technologies, Inc.(b)	262	5,138
National Instruments Corp.	1,119	39,523
Navitas Semiconductor Corp.(b)	365	2,905
nCino, Inc.(b)(c)	410	13,395
NCR Corp.(b)	1,121	38,887
NeoPhotonics Corp.(b)	461	7,104
NETGEAR, Inc.(b)	270	5,143
NetScout Systems, Inc.(b)	626	21,491
New Relic, Inc.(b)	505	23,664
NextNav Inc.	287	979
nLight, Inc.(b)(c)	351	4,307
Novanta, Inc.(b)(c)	302	37,134
Nutanix, Inc., Class A(b)	1,821	29,500
Olo, Inc., Class A(b)(c)	609	6,486
ON24, Inc.(b)	242	2,938
OneSpan, Inc.(b)	283	3,744
Onto Innovation, Inc.(b)(c)	419	33,679
OSI Systems, Inc.(b)	142	11,917
Ouster, Inc.(b)	586	1,289
PagerDuty, Inc.(b)(c)	656	16,170
PAR Technology Corp.(b)(c)	218	8,192
Paya Holdings, Inc., Class A(b)	616	3,628
Paycor HCM, Inc.(b)	297	7,282
	Shares	Value
Information Technology-(continued)
Paylocity Holding Corp.(b)	327	$57,179
Paymentus Holdings, Inc., Class A(b)	103	1,565
Payoneer Global, Inc.(b)	1,725	8,642
PC Connection, Inc.	103	4,605
PDF Solutions, Inc.(b)	264	6,310
Pegasystems, Inc.	346	17,141
Perficient, Inc.(b)	289	28,296
Photronics, Inc.(b)	523	11,370
Ping Identity Holding Corp.(b)(c)	602	11,378
Plantronics, Inc.(b)	356	14,055
Plexus Corp.(b)	238	20,182
Power Integrations, Inc.	502	42,359
Procore Technologies, Inc.(b)	229	10,419
Progress Software Corp.	384	18,551
PROS Holdings, Inc.(b)(c)	344	9,388
Pure Storage, Inc., Class A(b)	2,336	55,433
Q2 Holdings, Inc.(b)	472	24,889
Qualys, Inc.(b)	298	38,943
Rackspace Technology, Inc.(b)(c)	369	3,406
Rambus, Inc.(b)	927	23,268
Rapid7, Inc.(b)(c)	488	34,585
Remitly Global, Inc.(b)	704	7,709
Repay Holdings Corp.(b)(c)	691	8,603
Ribbon Communications, Inc.(b)	630	1,783
Rimini Street, Inc.(b)	305	1,885
Riot Blockchain, Inc.(b)(c)	1,023	7,355
Rockley Photonics Holdings Ltd.(b)	728	2,271
Rogers Corp.(b)	159	42,195
Sabre Corp.(b)(c)	2,606	19,571
SailPoint Technologies Holding, Inc.(b)	791	50,181
Samsara, Inc.(b)	544	6,120
Sanmina Corp.(b)	540	23,701
ScanSource, Inc.(b)	226	8,755
SEMrush Holdings, Inc., Class A(b)	328	3,277
Semtech Corp.(b)	546	34,993
Shift4 Payments, Inc., Class A(b)(c)	410	18,716
ShotSpotter, Inc.(b)	79	2,383
Silicon Laboratories, Inc.(b)(c)	324	48,328
SiTime Corp.(b)	132	28,116
SMART Global Holdings, Inc.(b)(c)	384	9,466
SmartRent, Inc.(b)	740	4,447
Smartsheet, Inc., Class A(b)	1,021	36,399
SolarWinds Corp.	351	4,086
Sprinklr, Inc., Class A(b)	458	5,798
Sprout Social, Inc., Class A(b)	390	19,863
SPS Commerce, Inc.(b)	305	32,647
Squarespace, Inc.(b)	272	5,600
Sumo Logic, Inc.(b)	726	5,888
SunPower Corp.(b)(c)	734	12,970
Super Micro Computer, Inc.(b)	393	19,674
Switch, Inc., Class A	1,113	37,564
Synaptics, Inc.(b)	335	49,620
TaskUS, Inc., Class A (Philippines)(b)(c)	208	5,113
TD SYNNEX Corp.	368	38,217
Telos Corp.(b)	146	1,406
Tenable Holdings, Inc.(b)(c)	931	46,829
Teradata Corp.(b)	900	34,587
TTEC Holdings, Inc.	159	10,723
TTM Technologies, Inc.(b)	841	12,018
Tucows, Inc., Class A(b)	81	3,922
Ultra Clean Holdings, Inc.(b)	381	12,786
Unisys Corp.(b)	593	7,074

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Information Technology-(continued)
Universal Display Corp.	391	$49,387
Upland Software, Inc.(b)	228	3,005
Varonis Systems, Inc.(b)(c)	912	30,160
Veeco Instruments, Inc.(b)(c)	446	9,558
Velodyne Lidar, Inc.(b)	864	1,460
Verint Systems, Inc.(b)	557	28,429
Veritone, Inc.(b)(c)	245	1,906
Verra Mobility Corp.(b)(c)	1,191	18,996
Vertex, Inc., Class A(b)	346	3,827
ViaSat, Inc.(b)(c)	478	18,876
Viavi Solutions, Inc.(b)	1,950	28,216
Vishay Intertechnology, Inc.	1,126	23,015
Vishay Precision Group, Inc.(b)	109	3,314
Vonage Holdings Corp.(b)	2,154	41,723
Vontier Corp.	1,367	36,663
WEX, Inc.(b)	380	64,706
WM Technology, Inc.(b)	451	2,548
Wolfspeed, Inc.(b)(c)	1,047	78,766
Workiva, Inc.(b)	387	28,255
Xerox Holdings Corp.	994	18,707
Xperi Holding Corp.	886	14,584
Yext, Inc.(b)	890	4,521
Zeta Global Holdings Corp.(b)	271	2,154
Zuora, Inc., Class A(b)	995	10,089
		4,995,289
Materials-5.26%
AdvanSix, Inc.	246	11,397
Alcoa Corp.	1	62
Allegheny Technologies, Inc.(b)(c)	1,081	29,727
Alpha Metallurgical Resources, Inc.(b)	145	23,452
American Vanguard Corp.(c)	244	6,022
Amyris, Inc.(b)(c)	1,455	3,710
AptarGroup, Inc.	556	59,542
Arconic Corp.(b)(c)	891	25,064
Ashland Global Holdings, Inc.	460	49,229
Aspen Aerogels, Inc.(b)	233	4,082
Avient Corp.	777	38,228
Axalta Coating Systems Ltd.(b)	1,875	50,925
Balchem Corp.	275	34,218
Berry Global Group, Inc.(b)(c)	1,147	66,905
Cabot Corp.	480	36,293
Carpenter Technology Corp.(c)	409	14,409
Century Aluminum Co.(b)	425	5,015
Chase Corp.	64	5,171
Chemours Co. (The)	1,357	58,473
Clearwater Paper Corp.(b)	146	5,015
Cleveland-Cliffs, Inc.(b)	1	23
Coeur Mining, Inc.(b)(c)	2,267	8,819
Commercial Metals Co.	1,030	40,922
Compass Minerals International, Inc.	289	12,985
Danimer Scientific, Inc.(b)(c)	690	3,029
Diversey Holdings Ltd.(b)	687	6,733
Eagle Materials, Inc.	335	43,738
Ecovyst, Inc.	523	5,371
Element Solutions, Inc.	1,999	42,559
FutureFuel Corp.	232	1,668
GCP Applied Technologies, Inc.(b)(c)	397	12,355
Ginkgo Bioworks Holdings, Inc.(b)	5,039	15,520
Glatfelter Corp.(c)	385	3,319
Graphic Packaging Holding Co.	2,605	57,987
Greif, Inc., Class A	223	13,262
Greif, Inc., Class B	35	2,072
	Shares	Value
Materials-(continued)
H.B. Fuller Co.	450	$31,986
Hawkins, Inc.	170	6,147
Hecla Mining Co.(c)	4,565	21,547
Huntsman Corp.	1,546	56,042
Ingevity Corp.(b)	333	23,203
Innospec, Inc.	210	21,426
Intrepid Potash, Inc.(b)	92	6,060
Kaiser Aluminum Corp.	134	13,691
Koppers Holdings, Inc.	188	5,095
Kronos Worldwide, Inc.(c)	202	3,848
Livent Corp.(b)(c)	1,371	43,584
Louisiana-Pacific Corp.	728	50,276
LSB Industries, Inc.(b)	266	5,352
Materion Corp.	173	14,183
McEwen Mining, Inc. (Canada)(b)	3,446	2,033
Mercer International, Inc. (Germany)	378	5,583
Minerals Technologies, Inc.	281	18,619
MP Materials Corp.(b)(c)	679	26,773
Myers Industries, Inc.	272	6,474
Neenah, Inc.(c)	148	5,611
NewMarket Corp.	66	21,748
O-I Glass, Inc.(b)	1,320	21,714
Olin Corp.	1,257	82,698
Origin Materials, Inc.	910	6,443
Orion Engineered Carbons S.A. (Germany)	537	10,369
Pactiv Evergreen, Inc.	398	4,095
Perimeter Solutions S.A.	1,246	13,644
Piedmont Lithium, Inc.(b)	140	9,066
PureCycle Technologies, Inc.(b)(c)	614	5,244
Quaker Chemical Corp.(c)	106	16,578
Ramaco Resources, Inc.	188	2,551
Ranpak Holdings Corp.(b)(c)	339	4,224
Reliance Steel & Aluminum Co.	523	101,671
Royal Gold, Inc.	556	62,872
Ryerson Holding Corp.	151	4,551
Schnitzer Steel Industries, Inc., Class A(c)	229	9,302
Schweitzer-Mauduit International, Inc., Class A(c)	278	7,539
Scotts Miracle-Gro Co. (The)	353	33,401
Sensient Technologies Corp.	356	31,129
Silgan Holdings, Inc.	749	32,814
Sonoco Products Co.	834	48,764
Stepan Co.	188	21,077
Summit Materials, Inc., Class A(b)	1,007	27,501
SunCoke Energy, Inc.	733	5,930
Sylvamo Corp.(b)	299	15,171
TimkenSteel Corp.(b)	334	7,715
Tredegar Corp.(c)	237	2,870
TriMas Corp.(c)	378	10,652
Trinseo PLC	251	11,870
Tronox Holdings PLC, Class A	979	17,632
United States Lime & Minerals, Inc.	18	2,141
United States Steel Corp.(c)	2,212	55,455
Valvoline, Inc.	1,521	50,893
Warrior Met Coal, Inc.	437	14,692
Westlake Corp.(c)	1	132
Worthington Industries, Inc.(c)	281	13,106
		1,952,088
Real Estate-8.84%
Acadia Realty Trust	757	14,883
Agree Realty Corp.	604	42,020
Alexander & Baldwin, Inc.	615	12,546
Alexander’s, Inc.(c)	18	4,360

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
American Assets Trust, Inc.	436	$14,868
American Campus Communities, Inc.	1,194	77,610
Americold Realty Trust(c)	2,275	62,995
Apartment Income REIT Corp.	1,331	59,709
Apartment Investment & Management Co., Class A	1,323	8,308
Apple Hospitality REIT, Inc.	1,839	30,730
Armada Hoffler Properties, Inc.	540	7,441
Bluerock Residential Growth REIT, Inc.	248	6,696
Brandywine Realty Trust	1,451	16,179
Brixmor Property Group, Inc.	2,525	61,559
Broadstone Net Lease, Inc.(c)	1,386	29,314
CareTrust REIT, Inc.(c)	823	15,250
CatchMark Timber Trust, Inc., Class A	430	5,070
CBL & Associates Properties, Inc.(b)	108	3,052
Centerspace	126	10,455
Chatham Lodging Trust(b)	429	5,465
City Office REIT, Inc.(c)	383	5,339
Community Healthcare Trust, Inc.	200	7,536
Compass, Inc.(b)	1,909	11,187
Corporate Office Properties Trust(c)	952	26,313
Cousins Properties, Inc.(c)	1,261	43,568
CubeSmart	1,899	84,562
Cushman & Wakefield PLC(b)(c)	1,184	22,105
DiamondRock Hospitality Co.(b)	1,787	18,388
DigitalBridge Group, Inc.(b)	4,824	29,040
Diversified Healthcare Trust	2,106	4,781
Doma Holdings, Inc.(b)	999	1,898
Douglas Elliman, Inc.	581	3,341
Douglas Emmett, Inc.	1,490	42,122
Easterly Government Properties, Inc.(c)	694	13,623
EastGroup Properties, Inc.	350	56,542
Empire State Realty Trust, Inc., Class A(c)	1,219	9,752
EPR Properties	636	32,589
Equity Commonwealth(b)(c)	959	26,133
Essential Properties Realty Trust, Inc.	1,065	24,367
eXp World Holdings, Inc.(c)	583	8,144
Farmland Partners, Inc.	374	5,617
Federal Realty Investment Trust	600	68,982
First Industrial Realty Trust, Inc.	1,117	59,369
Five Point Holdings LLC, Class A(b)	515	2,503
Forestar Group, Inc.(b)	151	2,504
Four Corners Property Trust, Inc.	675	18,610
Franklin Street Properties Corp.(c)	903	4,082
FRP Holdings, Inc.(b)	53	3,181
Gaming and Leisure Properties, Inc.	1,994	93,359
Getty Realty Corp.	334	9,332
Gladstone Commercial Corp.(c)	324	6,574
Gladstone Land Corp.(c)	290	7,784
Global Medical REIT, Inc.	540	7,020
Global Net Lease, Inc.	881	12,748
Healthcare Realty Trust, Inc.	1,282	37,268
Healthcare Trust of America, Inc., Class A	1,872	56,254
Highwoods Properties, Inc.	889	34,929
Howard Hughes Corp. (The), (Acquired 01/19/2021 - 05/26/2022; Cost $33,747)(b)(c)(d)	351	29,530
Hudson Pacific Properties, Inc.(c)	1,282	25,525
Independence Realty Trust, Inc.	1,874	44,058
Indus Realty Trust, Inc.	35	2,177
Industrial Logistics Properties Trust	569	8,683
Innovative Industrial Properties, Inc.(c)	213	28,340
InvenTrust Properties Corp.	571	16,924
iStar, Inc.	585	10,179
	Shares	Value
Real Estate-(continued)
JBG SMITH Properties	973	$25,113
Jones Lang LaSalle, Inc.(b)	423	83,466
Kennedy-Wilson Holdings, Inc.	1,052	22,155
Kilroy Realty Corp.	891	54,084
Kite Realty Group Trust	1,856	38,902
Lamar Advertising Co., Class A	736	72,091
Life Storage, Inc.	710	82,900
LTC Properties, Inc.	340	13,172
LXP Industrial Trust	2,422	27,998
Macerich Co. (The)	1,806	21,220
Marcus & Millichap, Inc.	202	8,460
National Health Investors, Inc.(c)	383	22,654
National Retail Properties, Inc.	1,489	65,963
National Storage Affiliates Trust	735	38,551
Necessity Retail REIT, Inc. (The)	1,042	8,315
NETSTREIT Corp.	351	7,382
Newmark Group, Inc., Class A	1,622	17,956
NexPoint Residential Trust, Inc.	198	14,549
Offerpad Solutions, Inc.(b)	488	2,216
Office Properties Income Trust(c)	425	9,057
Omega Healthcare Investors, Inc.(c)	2,027	60,344
One Liberty Properties, Inc.(c)	146	4,005
Opendoor Technologies, Inc.(b)(c)	3,436	24,842
Orion Office REIT, Inc.(c)	489	6,518
Outfront Media, Inc.	1,054	21,744
Paramount Group, Inc.	1,486	13,463
Park Hotels & Resorts, Inc.	2,005	36,210
Pebblebrook Hotel Trust	1,115	25,099
Phillips Edison & Co., Inc.	962	32,458
Physicians Realty Trust	1,907	35,375
Piedmont Office Realty Trust, Inc., Class A	1,045	15,403
Plymouth Industrial REIT, Inc.	310	6,296
PotlatchDeltic Corp.	593	31,109
PS Business Parks, Inc.	175	32,835
Rayonier, Inc.	1,233	50,824
RE/MAX Holdings, Inc., Class A	169	4,107
Realogy Holdings Corp.(b)(c)	989	12,244
Redfin Corp.(b)(c)	833	8,163
Retail Opportunity Investments Corp.(c)	1,041	18,811
Rexford Industrial Realty, Inc.	1,364	87,119
RLJ Lodging Trust	1,412	18,963
RMR Group, Inc. (The), Class A	136	4,083
RPT Realty(c)	719	8,750
Ryman Hospitality Properties, Inc.(b)	444	39,645
Sabra Health Care REIT, Inc.	1,958	27,490
Safehold, Inc.	141	6,324
Saul Centers, Inc.(c)	126	6,182
Seritage Growth Properties, Class A, (Acquired 05/06/2020 - 05/26/2022; Cost $4,757)(b)(c)(d)	339	2,722
Service Properties Trust(c)	1,457	9,223
SITE Centers Corp.	1,612	25,341
SL Green Realty Corp.	549	33,912
Spirit Realty Capital, Inc.	1,083	45,475
St. Joe Co. (The)	275	13,885
STAG Industrial, Inc.	1,509	50,250
STORE Capital Corp.	2,089	57,635
Summit Hotel Properties, Inc.(b)(c)	938	8,198
Sunstone Hotel Investors, Inc.(b)	1,860	22,264
Tanger Factory Outlet Centers, Inc.(c)	883	15,461
Tejon Ranch Co.(b)	186	3,160
Terreno Realty Corp.	640	38,854
UMH Properties, Inc.	418	8,230

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Shares	Value
Real Estate-(continued)
Uniti Group, Inc.(c)	2,002	$22,703
Universal Health Realty Income Trust(c)	111	5,957
Urban Edge Properties	995	18,756
Urstadt Biddle Properties, Inc., Class A	267	4,699
Veris Residential, Inc.(b)(c)	642	10,330
Washington REIT	746	18,120
WeWork, Inc.(b)	1,494	10,891
Whitestone REIT	396	4,867
Xenia Hotels & Resorts, Inc.(b)(c)	968	17,801
		3,278,716
Utilities-2.66%
ALLETE, Inc.	451	27,971
Altus Power, Inc.(b)	391	2,647
American States Water Co.	313	24,805
Avista Corp.	607	26,368
Black Hills Corp.	549	42,086
California Water Service Group	455	24,420
Chesapeake Utilities Corp.	153	20,436
Clearway Energy, Inc., Class A	289	9,410
Clearway Energy, Inc., Class C	685	24,009
Hawaiian Electric Industries, Inc.	931	40,191
IDACORP, Inc.	428	46,660
MGE Energy, Inc.	307	24,367
Middlesex Water Co.	153	13,010
Montauk Renewables, Inc.(b)	548	7,086
National Fuel Gas Co.	737	54,192
New Jersey Resources Corp.	816	37,471
NextEra Energy Partners L.P.	711	50,943
Northwest Natural Holding Co.	271	14,713
NorthWestern Corp.	459	28,123
OGE Energy Corp.	1,697	70,086
ONE Gas, Inc.	456	39,681
Ormat Technologies, Inc.(c)	380	31,905
Otter Tail Corp.	317	20,729
Pinnacle West Capital Corp.	958	74,389
PNM Resources, Inc.	691	32,843
Portland General Electric Co.	758	37,331
	Shares	Value
Utilities-(continued)
SJW Group	205	$12,679
South Jersey Industries, Inc.	995	34,676
Southwest Gas Holdings, Inc.	512	47,682
Spire, Inc.	439	34,374
Star Group L.P.	315	3,166
Sunnova Energy International, Inc.(b)(c)	865	17,300
Unitil Corp.	140	8,093
York Water Co. (The)	108	4,426
		988,268
Total Common Stocks & Other Equity Interests (Cost $42,147,060)		37,087,970
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(f)(h) (Cost $48,508)	48,508	48,508
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $42,195,568)		37,136,478
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-25.08%
Invesco Private Government Fund, 0.74%(f)(h)(i)	2,779,795	2,779,795
Invesco Private Prime Fund, 0.87%(f)(h)(i)	6,527,824	6,528,477
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,307,524)		9,308,272
TOTAL INVESTMENTS IN SECURITIES-125.16% (Cost $51,503,092)		46,444,750
OTHER ASSETS LESS LIABILITIES-(25.16)%		(9,336,570)
NET ASSETS-100.00%		$37,108,180

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2022.
(d)	Restricted security. The aggregate value of these securities at May 31, 2022 was $81,938, which represented less than 1% of the Fund’s Net Assets.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2022 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Invesco Mortgage Capital, Inc.	$7,142	$2,780	$(2,307)	$(2,971)	$(89)	$4,555	$611
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM MSCI USA Small Cap ETF (PBSM)—(continued)
May 31, 2022
(Unaudited)
	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,164,087	$(1,115,579)	$-	$-	$48,508	$25
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,052,576	8,285,301	(6,558,082)	-	-	2,779,795	2,884*
Invesco Private Prime Fund	2,456,004	16,518,050	(12,445,274)	748	(1,051)	6,528,477	8,276*
Total	$3,515,722	$25,970,218	$(20,121,242)	$(2,223)	$(1,140)	$9,361,335	$11,796

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-44.04%
U.S. Treasury Bonds-10.63%
6.25%, 08/15/2023	$20,000	$20,975
7.50%, 11/15/2024	20,000	22,319
7.63%, 02/15/2025	15,000	16,943
6.88%, 08/15/2025	35,000	39,443
6.50%, 11/15/2026(b)	20,000	23,047
6.63%, 02/15/2027(b)	20,000	23,310
6.38%, 08/15/2027	10,000	11,694
6.13%, 11/15/2027	50,000	58,168
5.50%, 08/15/2028	50,000	57,426
5.25%, 11/15/2028	15,000	17,101
5.25%, 02/15/2029	10,000	11,451
6.13%, 08/15/2029	5,000	6,070
6.25%, 05/15/2030	10,000	12,426
5.38%, 02/15/2031	65,000	77,643
4.50%, 02/15/2036	25,000	29,973
4.75%, 02/15/2037	15,000	18,352
5.00%, 05/15/2037	70,000	87,775
4.38%, 02/15/2038	10,000	11,784
4.50%, 05/15/2038	25,000	29,864
3.50%, 02/15/2039	15,000	15,897
4.25%, 05/15/2039	50,000	57,938
4.50%, 08/15/2039	35,000	41,762
4.38%, 11/15/2039	30,000	35,190
4.63%, 02/15/2040	175,000	211,538
1.13% - 4.38%, 05/15/2040	170,000	178,309
1.13% - 3.88%, 08/15/2040	130,000	105,474
1.38% - 4.25%, 11/15/2040	275,000	214,948
1.88% - 4.75%, 02/15/2041	480,000	471,329
2.25% - 4.38%, 05/15/2041	205,000	191,842
1.75% - 3.75%, 08/15/2041	275,000	228,928
2.00% - 3.13%, 11/15/2041	105,000	89,647
2.38% - 3.13%, 02/15/2042	75,000	68,956
3.00% - 3.25%, 05/15/2042	45,000	43,905
2.75%, 08/15/2042	60,000	55,041
2.75%, 11/15/2042	210,000	192,257
3.13%, 02/15/2043	20,000	19,438
2.88%, 05/15/2043	25,000	23,325
3.63%, 08/15/2043	50,000	52,453
3.75%, 11/15/2043	50,000	53,459
3.63%, 02/15/2044	50,000	52,422
3.38%, 05/15/2044	30,000	30,258
3.13%, 08/15/2044	135,000	130,686
2.50%, 02/15/2045	50,000	43,346
3.00%, 05/15/2045	200,000	189,531
2.88%, 08/15/2045	50,000	46,383
3.00%, 11/15/2045	40,000	37,984
2.50%, 02/15/2046	120,000	104,044
2.50%, 05/15/2046	35,000	30,328
2.25%, 08/15/2046	50,000	41,205
2.88%, 11/15/2046	30,000	27,932
3.00%, 02/15/2047	40,000	38,131
3.00%, 05/15/2047	152,000	144,994
2.75%, 08/15/2047	40,000	36,517
2.75%, 11/15/2047	215,000	196,641
3.00%, 02/15/2048	45,000	43,258
3.13%, 05/15/2048	225,000	222,192
3.00%, 08/15/2048	40,000	38,599
3.38%, 11/15/2048	30,000	31,116
3.00%, 02/15/2049	85,000	82,571
2.88%, 05/15/2049	25,000	23,775
	Principal Amount	Value
U.S. Treasury Bonds-(continued)
2.25%, 08/15/2049	$55,000	$46,015
2.38%, 11/15/2049	40,000	34,411
2.00%, 02/15/2050	25,000	19,735
1.25%, 05/15/2050	60,000	38,866
1.38%, 08/15/2050	270,000	180,990
1.63%, 11/15/2050	285,000	204,309
1.88%, 02/15/2051	80,000	61,141
2.38%, 05/15/2051	60,000	51,704
2.00%, 08/15/2051	230,000	181,147
1.88%, 11/15/2051	75,000	57,363
2.25%, 02/15/2052	260,000	218,238
2.88%, 05/15/2052	55,000	53,075
		5,666,307
U.S. Treasury Floating Rate Notes-1.42%
2.63%, 06/30/2023	200,000	200,979
2.75%, 08/31/2023	250,000	251,690
2.88%, 09/30/2023	100,000	100,828
2.88%, 11/30/2023	200,000	201,648
		755,145
U.S. Treasury Notes-31.99%
0.13% - 2.75%, 05/31/2023	150,000	149,630
0.25%, 06/15/2023	50,000	49,030
0.13%, 06/30/2023	100,000	97,826
0.13%, 07/15/2023	50,000	48,877
0.13% - 2.75%, 07/31/2023	270,000	269,692
0.13% - 2.50%, 08/15/2023	170,000	168,084
0.13%, 08/31/2023	70,000	68,204
0.13%, 09/15/2023	50,000	48,675
0.25%, 09/30/2023	185,000	180,227
0.13%, 10/15/2023	40,000	38,843
0.38% - 2.88%, 10/31/2023	70,000	68,842
0.25% - 2.75%, 11/15/2023	185,000	183,165
0.50%, 11/30/2023	50,000	48,654
0.13%, 12/15/2023	75,000	72,508
0.75% - 2.63%, 12/31/2023(b)	240,000	235,185
0.13%, 01/15/2024	200,000	192,887
0.88% - 2.50%, 01/31/2024	395,000	390,876
0.13% - 2.75%, 02/15/2024	470,000	460,914
1.50% - 2.38%, 02/29/2024	100,000	99,182
0.25%, 03/15/2024	90,000	86,572
2.13% - 2.25%, 03/31/2024	200,000	199,097
0.38%, 04/15/2024	30,000	28,846
2.50%, 04/30/2024	200,000	199,984
0.25% - 2.50%, 05/15/2024	330,000	319,328
2.00% - 2.50%, 05/31/2024	155,000	154,424
0.25%, 06/15/2024	80,000	76,388
1.75% - 2.00%, 06/30/2024	65,000	64,095
0.38%, 07/15/2024	45,000	42,990
1.75% - 2.13%, 07/31/2024	150,000	148,256
0.38% - 2.38%, 08/15/2024	310,000	297,981
0.38%, 09/15/2024	125,000	118,828
1.50%, 09/30/2024(b)	50,000	48,758
0.63%, 10/15/2024	270,000	257,650
1.50%, 10/31/2024	40,000	38,950
0.75% - 2.25%, 11/15/2024	450,000	438,588
1.50%, 11/30/2024	65,000	63,187
1.00%, 12/15/2024	200,000	191,906
1.75% - 2.25%, 12/31/2024	100,000	98,344
1.13%, 01/15/2025	200,000	192,195
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
U.S. Treasury Notes-(continued)
1.38%, 01/31/2025	$50,000	$48,327
1.50% - 2.00%, 02/15/2025	185,000	180,356
1.13%, 02/28/2025	210,000	201,370
1.75%, 03/15/2025	50,000	48,719
0.50% - 2.63%, 03/31/2025	195,000	192,039
2.63%, 04/15/2025	40,000	39,903
0.38% - 2.88%, 04/30/2025	100,000	96,943
2.13% - 2.75%, 05/15/2025	250,000	248,508
0.25% - 2.88%, 05/31/2025	120,000	116,769
0.25% - 2.75%, 06/30/2025	310,000	302,102
0.25% - 2.88%, 07/31/2025	50,000	47,022
2.00%, 08/15/2025	120,000	117,234
0.25%, 08/31/2025	180,000	165,983
0.25%, 09/30/2025	50,000	46,012
0.25%, 10/31/2025	75,000	68,880
2.25%, 11/15/2025	240,000	235,884
0.38% - 2.88%, 11/30/2025	235,000	221,190
0.38%, 12/31/2025	90,000	82,631
0.38%, 01/31/2026	245,000	224,424
1.63%, 02/15/2026	50,000	47,943
0.50%, 02/28/2026	115,000	105,611
0.75%, 03/31/2026	65,000	60,173
0.75%, 04/30/2026	100,000	92,437
1.63%, 05/15/2026	200,000	191,242
0.75% - 2.13%, 05/31/2026	300,000	279,303
0.88% - 1.88%, 06/30/2026	185,000	172,614
0.63%, 07/31/2026	100,000	91,414
1.50%, 08/15/2026	100,000	94,754
0.75% - 1.38%, 08/31/2026	250,000	234,425
0.88% - 1.63%, 09/30/2026	295,000	273,342
1.13%, 10/31/2026	50,000	46,490
2.00%, 11/15/2026	60,000	57,895
1.25%, 11/30/2026	55,000	51,368
1.25%, 12/31/2026	200,000	186,512
1.50%, 01/31/2027	240,000	226,148
2.25%, 02/15/2027	50,000	48,711
1.13% - 1.88%, 02/28/2027	95,000	90,207
0.63% - 2.50%, 03/31/2027	130,000	125,609
0.50% - 2.75%, 04/30/2027	225,000	221,700
2.38%, 05/15/2027	225,000	220,175
0.50% - 2.63%, 05/31/2027	145,000	140,774
0.50%, 06/30/2027	50,000	44,501
0.38%, 07/31/2027	45,000	39,733
2.25%, 08/15/2027	75,000	72,823
0.50%, 08/31/2027	185,000	163,974
0.38%, 09/30/2027	50,000	43,930
0.50%, 10/31/2027	50,000	44,107
2.25%, 11/15/2027	200,000	193,906
0.63%, 11/30/2027	60,000	53,205
0.63%, 12/31/2027	240,000	212,362
0.75%, 01/31/2028	65,000	57,827
2.75%, 02/15/2028	70,000	69,598
1.13%, 02/29/2028	235,000	213,409
1.25%, 03/31/2028	50,000	45,650
1.25%, 04/30/2028	240,000	218,859
2.88%, 05/15/2028	50,000	50,002
1.25%, 05/31/2028	60,000	54,642
1.25%, 06/30/2028	165,000	150,028
1.00%, 07/31/2028	60,000	53,634
2.88%, 08/15/2028	235,000	234,780
1.13%, 08/31/2028	50,000	44,994
	Principal Amount	Value
U.S. Treasury Notes-(continued)
1.25%, 09/30/2028	$50,000	$45,293
1.38%, 10/31/2028	85,000	77,503
3.13%, 11/15/2028	175,000	177,413
1.50%, 11/30/2028	65,000	59,686
1.38%, 12/31/2028	200,000	182,242
1.75%, 01/31/2029	50,000	46,624
2.63%, 02/15/2029	70,000	68,928
1.88%, 02/28/2029(b)	65,000	61,110
2.38%, 03/31/2029	90,000	87,216
2.88%, 04/30/2029	65,000	65,020
2.38%, 05/15/2029	200,000	193,828
2.75%, 05/31/2029	140,000	138,994
1.63%, 08/15/2029	100,000	92,184
1.75%, 11/15/2029	200,000	185,766
1.50%, 02/15/2030	245,000	222,634
0.63%, 05/15/2030	100,000	84,398
0.63%, 08/15/2030	325,000	272,645
0.88%, 11/15/2030	105,000	89,685
1.13%, 02/15/2031	100,000	86,930
1.63%, 05/15/2031	310,000	280,393
1.25%, 08/15/2031	310,000	270,245
1.38%, 11/15/2031	150,000	131,789
1.88%, 02/15/2032	275,000	252,441
2.88%, 05/15/2032	135,000	135,380
		17,051,122
Total U.S. Treasury Securities (Cost $24,364,706)		23,472,574
U.S. Dollar Denominated Bonds & Notes-27.49%
Aerospace & Defense-0.38%
Boeing Co. (The)
4.88%, 05/01/2025	50,000	50,556
5.81%, 05/01/2050	50,000	48,985
Lockheed Martin Corp., 4.50%, 05/15/2036	50,000	51,731
Raytheon Technologies Corp., 4.80%, 12/15/2043	50,000	50,999
		202,271
Agricultural & Farm Machinery-0.09%
Deere & Co., 3.90%, 06/09/2042	50,000	48,051
Air Freight & Logistics-0.18%
FedEx Corp., 2.40%, 05/15/2031	50,000	43,332
United Parcel Service, Inc., 5.20%, 04/01/2040	50,000	54,527
		97,859
Airlines-0.06%
Continental Airlines Pass-Through Trust, Series 2012-2, Class A, 4.00%, 10/29/2024	28,814	28,243
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 08/15/2025	6,280	6,041
		34,284
Asset Management & Custody Banks-0.27%
Apollo Management Holdings L.P., 4.87%, 02/15/2029(c)	25,000	25,519
Bank of New York Mellon Corp. (The), 3.40%, 01/29/2028	50,000	49,303
BlackRock, Inc., 2.40%, 04/30/2030	25,000	22,504
State Street Corp., 1.68%, 11/18/2027(d)	50,000	45,696
		143,022

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Automobile Manufacturers-0.48%
General Motors Co.
4.88%, 10/02/2023	$50,000	$50,976
6.13%, 10/01/2025	50,000	53,070
General Motors Financial Co., Inc., 3.80%, 04/07/2025	50,000	49,814
Toyota Motor Corp. (Japan), 3.67%, 07/20/2028	50,000	49,956
Toyota Motor Credit Corp., 3.05%, 04/14/2025	50,000	49,889
		253,705
Biotechnology-0.39%
AbbVie, Inc.
3.60%, 05/14/2025	50,000	50,308
4.63%, 10/01/2042	50,000	48,410
Amgen, Inc., 4.66%, 06/15/2051	50,000	49,769
Gilead Sciences, Inc.
1.20%, 10/01/2027	25,000	22,025
2.80%, 10/01/2050	50,000	36,691
		207,203
Brewers-0.18%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium), 3.65%, 02/01/2026	50,000	50,130
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.60%, 04/15/2048	50,000	47,796
		97,926
Broadcasting-0.09%
Paramount Global, 4.20%, 05/19/2032	50,000	46,927
Building Products-0.08%
Carrier Global Corp., 2.72%, 02/15/2030	50,000	44,289
Cable & Satellite-0.45%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
4.91%, 07/23/2025	50,000	51,119
4.40%, 04/01/2033	50,000	46,812
Comcast Corp.
4.15%, 10/15/2028	50,000	51,257
4.70%, 10/15/2048	50,000	51,085
2.94%, 11/01/2056(c)	50,000	37,473
		237,746
Commodity Chemicals-0.08%
LYB International Finance III LLC, 3.38%, 10/01/2040	50,000	40,800
Communications Equipment-0.10%
Cisco Systems, Inc., 3.50%, 06/15/2025	50,000	50,666
Computer & Electronics Retail-0.09%
Dell International LLC/EMC Corp., 4.00%, 07/15/2024	50,000	50,510
Construction Machinery & Heavy Trucks-0.09%
Caterpillar Financial Services Corp., 0.90%, 03/02/2026	50,000	45,842
Consumer Finance-0.19%
American Express Co., 3.30%, 05/03/2027	50,000	49,035
Capital One Financial Corp., 4.20%, 10/29/2025	50,000	50,356
		99,391
Data Processing & Outsourced Services-0.41%
Fiserv, Inc., 2.75%, 07/01/2024	50,000	49,327
Global Payments, Inc., 4.15%, 08/15/2049	50,000	41,885
Mastercard, Inc., 2.00%, 11/18/2031	50,000	43,258
	Principal Amount	Value
Data Processing & Outsourced Services-(continued)
PayPal Holdings, Inc., 1.35%, 06/01/2023	$50,000	$49,423
Visa, Inc., 2.00%, 08/15/2050	50,000	34,303
		218,196
Distillers & Vintners-0.09%
Diageo Capital PLC (United Kingdom), 3.88%, 04/29/2043	50,000	46,325
Diversified Banks-4.97%
Asian Development Bank (Supranational), 0.63%, 04/29/2025	100,000	94,054
Asian Infrastructure Investment Bank (The) (Supranational), 0.50%, 01/27/2026	50,000	45,697
Bank of America Corp.
3.88%, 08/01/2025	25,000	25,453
1.53%, 12/06/2025(d)	50,000	47,298
3.50%, 04/19/2026	50,000	49,696
1.90%, 07/23/2031(d)	50,000	41,711
1.92%, 10/24/2031(d)	50,000	41,392
3.85%, 03/08/2037(d)	50,000	45,213
3.31%, 04/22/2042(d)	75,000	62,775
Bank of Montreal (Canada)
4.34%, 10/05/2028(d)	50,000	50,406
4.80%(d)(e)	50,000	47,708
Bank of Nova Scotia (The) (Canada), 0.70%, 04/15/2024	50,000	47,762
Barclays PLC (United Kingdom), 4.38%, 09/11/2024	50,000	50,652
BNP Paribas S.A. (France), 1.32%, 01/13/2027(c)(d)	200,000	179,178
Citigroup, Inc.
3.29%, 03/17/2026(d)	50,000	49,182
4.41%, 03/31/2031(d)	50,000	49,516
8.13%, 07/15/2039	50,000	69,552
4.65%, 07/23/2048	50,000	50,158
European Investment Bank (Supranational)
2.75%, 08/15/2025	100,000	99,913
1.25%, 02/14/2031	50,000	43,524
HSBC Holdings PLC (United Kingdom)
3.80%, 03/11/2025(d)	200,000	199,742
4.76%, 03/29/2033(d)	50,000	48,014
Inter-American Development Bank (Supranational)
0.25%, 11/15/2023	50,000	48,462
1.50%, 01/13/2027	100,000	93,942
International Bank for Reconstruction & Development (Supranational)
0.63%, 04/22/2025	50,000	47,036
1.75%, 10/23/2029	100,000	91,926
JPMorgan Chase & Co.
2.60%, 02/24/2026(d)	50,000	48,428
1.47%, 09/22/2027(d)	50,000	45,098
2.18%, 06/01/2028(d)	50,000	45,559
3.51%, 01/23/2029(d)	50,000	48,131
2.74%, 10/15/2030(d)	50,000	45,295
3.96%, 11/15/2048(d)	50,000	45,565
Kreditanstalt fuer Wiederaufbau (Germany)
1.25%, 01/31/2025	100,000	96,219
0.75%, 09/30/2030	50,000	42,032
Mitsubishi UFJ Financial Group, Inc. (Japan), 3.76%, 07/26/2023	50,000	50,556
Royal Bank of Canada (Canada), 2.05%, 01/21/2027(b)	50,000	46,346

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Diversified Banks-(continued)
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.54%, 01/17/2028	$50,000	$48,496
Toronto-Dominion Bank (The) (Canada)
0.45%, 09/11/2023	25,000	24,342
0.75%, 01/06/2026	50,000	45,251
U.S. Bancorp, 3.38%, 02/05/2024	50,000	50,332
Wells Fargo & Co.
3.00%, 04/22/2026	50,000	48,537
3.00%, 10/23/2026	50,000	48,295
3.35%, 03/02/2033(d)	50,000	46,208
5.95%, 12/15/2036	50,000	54,660
Westpac Banking Corp. (Australia), 2.89%, 02/04/2030(d)	50,000	47,880
		2,647,192
Diversified Capital Markets-0.05%
Deutsche Bank AG (Germany), 4.10%, 01/13/2026	25,000	24,913
Diversified Chemicals-0.09%
Dow Chemical Co. (The), 3.63%, 05/15/2026	50,000	49,904
Diversified Metals & Mining-0.18%
Corp. Nacional del Cobre de Chile (Chile), 4.50%, 08/01/2047(c)	50,000	46,263
Glencore Funding LLC (Australia), 4.00%, 03/27/2027(c)	50,000	49,168
		95,431
Diversified REITs-0.09%
VICI Properties L.P./VICI Note Co., Inc., 4.63%, 06/15/2025(c)	50,000	49,064
Education Services-0.09%
University of Southern California, Series 2017, 3.84%, 10/01/2047	50,000	46,859
Electric Utilities-1.32%
Berkshire Hathaway Energy Co., 4.05%, 04/15/2025	50,000	51,177
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/2024	42,000	43,987
Commonwealth Edison Co., 2.20%, 03/01/2030	25,000	22,163
Consolidated Edison Co. of New York, Inc., 3.85%, 06/15/2046	50,000	43,783
Duke Energy Corp.
2.45%, 06/01/2030	50,000	43,493
3.75%, 09/01/2046	50,000	41,562
Entergy Corp., 2.80%, 06/15/2030	25,000	22,099
Exelon Corp., 4.70%, 04/15/2050	50,000	48,857
Georgia Power Co., 4.30%, 03/15/2043	50,000	45,154
NextEra Energy Capital Holdings, Inc., 2.75%, 11/01/2029	50,000	45,289
Oncor Electric Delivery Co. LLC, 3.70%, 05/15/2050	50,000	45,206
Pacific Gas and Electric Co., 4.95%, 07/01/2050	50,000	41,791
Public Service Electric & Gas Co., 3.15%, 01/01/2050	50,000	40,831
Southern California Edison Co., 2.25%, 06/01/2030	50,000	42,645
Southwestern Electric Power Co., Series N, 1.65%, 03/15/2026	50,000	46,142
	Principal Amount	Value
Electric Utilities-(continued)
Virginia Electric & Power Co., Series B, 6.00%, 01/15/2036	$25,000	$28,556
Xcel Energy, Inc., 4.00%, 06/15/2028	50,000	49,742
		702,477
Environmental & Facilities Services-0.04%
Waste Management, Inc., 4.15%, 07/15/2049	25,000	23,824
Food Distributors-0.09%
Sysco Corp., 3.25%, 07/15/2027	50,000	48,509
Food Retail-0.09%
Kroger Co. (The), 3.70%, 08/01/2027	50,000	49,753
Footwear-0.09%
NIKE, Inc., 2.40%, 03/27/2025	50,000	49,151
Gas Utilities-0.05%
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	25,000	27,748
General Merchandise Stores-0.10%
Target Corp., 3.50%, 07/01/2024	50,000	50,599
Health Care Equipment-0.14%
Abbott Laboratories, 4.90%, 11/30/2046	25,000	27,692
Baxter International, Inc., 1.92%, 02/01/2027(c)	50,000	45,859
		73,551
Health Care Facilities-0.18%
CommonSpirit Health, 4.19%, 10/01/2049	50,000	43,261
HCA, Inc., 5.00%, 03/15/2024	50,000	51,313
		94,574
Health Care REITs-0.09%
Welltower, Inc., 4.00%, 06/01/2025	50,000	50,303
Health Care Services-0.48%
Cigna Corp.
3.05%, 10/15/2027	50,000	47,970
3.20%, 03/15/2040	25,000	20,656
CVS Health Corp.
3.25%, 08/15/2029	50,000	47,206
4.78%, 03/25/2038	25,000	25,047
5.05%, 03/25/2048	20,000	20,522
Roche Holdings, Inc. (Switzerland), 2.31%, 03/10/2027(c)	50,000	47,646
Sutter Health, Series 20A, 1.32%, 08/15/2025	50,000	46,491
		255,538
Home Improvement Retail-0.24%
Home Depot, Inc. (The)
5.88%, 12/16/2036	25,000	30,014
4.20%, 04/01/2043	50,000	48,872
Lowe’s Cos., Inc., 3.75%, 04/01/2032	50,000	47,630
		126,516
Hotels, Resorts & Cruise Lines-0.09%
Marriott International, Inc., Series X, 4.00%, 04/15/2028	50,000	48,666
Household Products-0.08%
Kimberly-Clark Corp., 2.88%, 02/07/2050	25,000	19,517
Procter & Gamble Co. (The), 3.00%, 03/25/2030	25,000	24,066
		43,583

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Hypermarkets & Super Centers-0.18%
Costco Wholesale Corp., 2.75%, 05/18/2024	$50,000	$50,161
Walmart, Inc., 1.05%, 09/17/2026	50,000	45,967
		96,128
Industrial Conglomerates-0.33%
3M Co., 3.70%, 04/15/2050	25,000	22,536
General Electric Co., 6.75%, 03/15/2032	50,000	58,143
Honeywell International, Inc., 2.30%, 08/15/2024	50,000	49,545
Siemens Financieringsmaatschappij N.V. (Germany), 1.70%, 03/11/2028(c)	50,000	44,721
		174,945
Industrial Machinery-0.03%
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/2023	15,000	15,187
Insurance Brokers-0.13%
Aon Global Ltd., 4.45%, 05/24/2043	50,000	45,930
Brown & Brown, Inc., 4.20%, 09/15/2024	25,000	25,239
		71,169
Integrated Oil & Gas-0.81%
BP Capital Markets PLC (United Kingdom), 3.12%, 05/04/2026	50,000	49,254
Chevron USA, Inc., 1.02%, 08/12/2027	50,000	44,477
Equinor ASA (Norway), 3.25%, 11/10/2024	50,000	50,165
Exxon Mobil Corp., 4.33%, 03/19/2050	50,000	50,591
Petronas Capital Ltd. (Malaysia), 2.48%, 01/28/2032(c)	50,000	43,808
Saudi Arabian Oil Co. (Saudi Arabia), 3.25%, 11/24/2050(c)	50,000	39,557
Shell International Finance B.V. (Netherlands), 2.75%, 04/06/2030	50,000	46,378
Suncor Energy, Inc. (Canada), 6.50%, 06/15/2038	50,000	57,331
TotalEnergies Capital International S.A. (France), 3.46%, 02/19/2029	50,000	48,931
		430,492
Integrated Telecommunication Services-0.63%
AT&T, Inc.
1.65%, 02/01/2028	75,000	66,347
2.25%, 02/01/2032	50,000	42,391
3.55%, 09/15/2055	50,000	39,976
Telefonica Emisiones S.A. (Spain), 4.67%, 03/06/2038	50,000	46,153
Verizon Communications, Inc.
0.85%, 11/20/2025	50,000	46,038
5.01%, 04/15/2049	50,000	53,535
3.70%, 03/22/2061	50,000	42,083
		336,523
Interactive Media & Services-0.16%
Alphabet, Inc., 0.80%, 08/15/2027	50,000	44,617
Tencent Holdings Ltd. (China), 3.93%, 01/19/2038(c)	50,000	43,024
		87,641
Internet & Direct Marketing Retail-0.17%
Amazon.com, Inc.
2.10%, 05/12/2031	50,000	44,227
3.95%, 04/13/2052	50,000	48,271
		92,498
	Principal Amount	Value
Investment Banking & Brokerage-1.01%
Cantor Fitzgerald L.P., 4.50%, 04/14/2027(c)	$50,000	$48,925
Charles Schwab Corp. (The), 2.45%, 03/03/2027	50,000	47,696
Goldman Sachs Group, Inc. (The)
4.25%, 10/21/2025	125,000	126,792
2.38%, 07/21/2032(d)	50,000	42,102
6.75%, 10/01/2037	50,000	59,082
Morgan Stanley
3.70%, 10/23/2024	50,000	50,659
3.62%, 04/01/2031(d)	50,000	47,639
1.93%, 04/28/2032(d)	50,000	41,279
4.30%, 01/27/2045	25,000	23,866
Series F, 3.88%, 04/29/2024	50,000	51,041
		539,081
IT Consulting & Other Services-0.11%
International Business Machines Corp., 6.22%, 08/01/2027	50,000	55,887
Life & Health Insurance-0.53%
Athene Holding Ltd., 6.15%, 04/03/2030	50,000	52,966
Brighthouse Financial, Inc., 4.70%, 06/22/2047	50,000	42,109
Equitable Financial Life Global Funding, 1.40%, 07/07/2025(c)	50,000	46,735
MetLife, Inc., 6.40%, 12/15/2036	50,000	51,439
Principal Life Global Funding II, 1.63%, 11/19/2030(c)	50,000	41,147
Prudential Financial, Inc., 5.20%, 03/15/2044(d)	50,000	48,984
		283,380
Life Sciences Tools & Services-0.08%
Thermo Fisher Scientific, Inc., 2.00%, 10/15/2031	50,000	42,724
Managed Health Care-0.24%
Anthem, Inc., 6.38%, 06/15/2037	50,000	60,840
UnitedHealth Group, Inc.
2.00%, 05/15/2030	25,000	22,050
3.70%, 08/15/2049	50,000	44,940
		127,830
Motorcycle Manufacturers-0.08%
Harley-Davidson, Inc., 4.63%, 07/28/2045	50,000	42,057
Movies & Entertainment-0.25%
Magallanes, Inc., 5.14%, 03/15/2052(c)	50,000	44,898
TWDC Enterprises 18 Corp., 4.38%, 08/16/2041	30,000	29,197
Walt Disney Co. (The)
3.70%, 09/15/2024	50,000	50,608
4.75%, 09/15/2044	10,000	10,181
		134,884
Multi-line Insurance-0.21%
American International Group, Inc., 3.75%, 07/10/2025	50,000	50,140
Liberty Mutual Group, Inc., 3.95%, 05/15/2060(c)	25,000	19,847
New York Life Insurance Co., 3.75%, 05/15/2050(c)	50,000	42,926
		112,913
Multi-Utilities-0.54%
Ameren Corp., 3.50%, 01/15/2031	50,000	46,890
Dominion Energy, Inc.
Series C, 4.90%, 08/01/2041	50,000	49,642
Series D, 2.85%, 08/15/2026	50,000	48,214

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Multi-Utilities-(continued)
Niagara Mohawk Power Corp., 3.51%, 10/01/2024(c)	$50,000	$49,743
NiSource, Inc., 5.80%, 02/01/2042	50,000	51,157
Sempra Energy, 3.80%, 02/01/2038	50,000	44,334
		289,980
Office REITs-0.28%
Alexandria Real Estate Equities, Inc., 3.45%, 04/30/2025	50,000	49,876
Boston Properties L.P., 3.80%, 02/01/2024	100,000	100,718
		150,594
Oil & Gas Equipment & Services-0.09%
Halliburton Co., 3.80%, 11/15/2025	50,000	50,538
Oil & Gas Exploration & Production-0.28%
Canadian Natural Resources Ltd. (Canada), 3.85%, 06/01/2027	50,000	49,360
ConocoPhillips Co., 2.40%, 03/07/2025	50,000	49,137
Sinopec Group Overseas Development (2012) Ltd. (China), 4.88%, 05/17/2042(c)	50,000	49,205
		147,702
Oil & Gas Refining & Marketing-0.09%
Phillips 66 Co., 3.61%, 02/15/2025(c)	50,000	49,921
Oil & Gas Storage & Transportation-0.81%
Enbridge, Inc. (Canada), 3.70%, 07/15/2027	50,000	49,168
Energy Transfer L.P.
3.90%, 05/15/2024	20,000	20,000
6.13%, 12/15/2045	50,000	50,455
Enterprise Products Operating LLC, 4.45%, 02/15/2043	50,000	45,666
Kinder Morgan, Inc., 3.25%, 08/01/2050	50,000	36,587
MPLX L.P., 4.50%, 04/15/2038	50,000	46,288
ONEOK, Inc., 3.10%, 03/15/2030	50,000	44,541
Sabine Pass Liquefaction LLC, 4.50%, 05/15/2030	50,000	50,077
TransCanada PipeLines Ltd. (Canada), 4.63%, 03/01/2034	50,000	50,232
Williams Cos., Inc. (The), 3.50%, 10/15/2051	50,000	38,675
		431,689
Other Diversified Financial Services-0.37%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.85%, 10/29/2041	50,000	39,046
ERAC USA Finance LLC, 7.00%, 10/15/2037(c)	50,000	60,727
Nuveen LLC, 4.00%, 11/01/2028(c)	50,000	50,002
Province of Quebec (Canada), 0.60%, 07/23/2025	50,000	46,541
		196,316
Packaged Foods & Meats-0.26%
Kraft Heinz Foods Co. (The), 3.75%, 04/01/2030	50,000	47,598
Nestle Holdings, Inc., 2.63%, 09/14/2051(c)	50,000	38,033
Tyson Foods, Inc., 5.10%, 09/28/2048	50,000	52,577
		138,208
Paper Packaging-0.09%
WRKCo, Inc., 4.00%, 03/15/2028	50,000	49,631
Paper Products-0.08%
Georgia-Pacific LLC, 2.30%, 04/30/2030(c)	50,000	44,548
	Principal Amount	Value
Pharmaceuticals-0.75%
AstraZeneca PLC (United Kingdom), 1.38%, 08/06/2030	$50,000	$41,924
Bayer US Finance II LLC (Germany), 4.25%, 12/15/2025(c)	50,000	50,491
Bristol-Myers Squibb Co., 3.55%, 03/15/2042	50,000	45,265
Johnson & Johnson, 4.50%, 12/05/2043	50,000	51,818
Merck & Co., Inc., 2.75%, 12/10/2051	50,000	38,783
Pfizer, Inc., 3.40%, 05/15/2024	25,000	25,365
Royalty Pharma PLC, 2.15%, 09/02/2031	50,000	40,631
Takeda Pharmaceutical Co. Ltd. (Japan), 2.05%, 03/31/2030	50,000	42,955
Wyeth LLC, 6.00%, 02/15/2036	50,000	59,906
		397,138
Property & Casualty Insurance-0.09%
Chubb INA Holdings, Inc., 3.35%, 05/03/2026	50,000	49,816
Railroads-0.34%
Burlington Northern Santa Fe LLC, 4.05%, 06/15/2048	50,000	47,313
CSX Corp., 2.40%, 02/15/2030	50,000	44,851
Norfolk Southern Corp., 3.70%, 03/15/2053	50,000	43,039
Union Pacific Corp., 2.15%, 02/05/2027	50,000	47,042
		182,245
Regional Banks-0.53%
KeyCorp, 2.55%, 10/01/2029	50,000	44,565
M&T Bank Corp., 3.55%, 07/26/2023	50,000	50,370
PNC Financial Services Group, Inc. (The), 3.15%, 05/19/2027	50,000	48,818
Regions Financial Corp., 2.25%, 05/18/2025	50,000	48,317
SVB Financial Group, 2.10%, 05/15/2028	50,000	44,075
Truist Financial Corp., 1.13%, 08/03/2027	50,000	43,954
		280,099
Reinsurance-0.18%
Alleghany Corp., 3.63%, 05/15/2030	50,000	47,972
Berkshire Hathaway Finance Corp., 2.30%, 03/15/2027	50,000	48,076
		96,048
Renewable Electricity-0.09%
DTE Electric Co., Series C, 2.63%, 03/01/2031	50,000	45,285
Restaurants-0.09%
McDonald’s Corp., 4.20%, 04/01/2050	50,000	46,705
Retail REITs-0.17%
Realty Income Corp., 3.40%, 01/15/2028	50,000	48,424
Simon Property Group L.P., 1.75%, 02/01/2028	50,000	44,062
		92,486
Semiconductor Equipment-0.19%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 2.70%, 05/01/2025	50,000	48,017
TSMC Arizona Corp. (Taiwan), 4.50%, 04/22/2052	50,000	50,543
		98,560
Semiconductors-0.40%
Broadcom, Inc.
4.15%, 04/15/2032(c)	50,000	46,879
3.19%, 11/15/2036(c)	50,000	40,192
Intel Corp.
2.45%, 11/15/2029	50,000	45,836
3.73%, 12/08/2047	15,000	13,489

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Semiconductors-(continued)
NVIDIA Corp., 1.55%, 06/15/2028	$50,000	$44,709
QUALCOMM, Inc., 3.25%, 05/20/2050(b)	25,000	21,163
		212,268
Soft Drinks-0.27%
Coca-Cola Co. (The), 3.38%, 03/25/2027	50,000	50,380
Keurig Dr Pepper, Inc., 3.95%, 04/15/2029	50,000	48,752
PepsiCo, Inc., 2.63%, 07/29/2029	50,000	47,286
		146,418
Sovereign Debt-2.35%
Caisse d’Amortissement de la Dette Sociale (France), 2.13%, 01/26/2032(c)	100,000	91,201
Canada Government International Bond (Canada), 1.63%, 01/22/2025(b)	60,000	58,319
Hungary Government International Bond (Hungary), 5.38%, 03/25/2024	50,000	51,414
Japan Bank for International Cooperation (Japan), 0.50%, 04/15/2024	100,000	96,061
Mexico Government International Bond (Mexico)
5.55%, 01/21/2045(b)	60,000	59,355
5.75%, 10/12/2110	70,000	64,452
Panama Government International Bond (Panama), 8.88%, 09/30/2027	100,000	121,163
Peruvian Government International Bond (Peru)
4.13%, 08/25/2027	50,000	50,231
3.55%, 03/10/2051	100,000	81,338
Philippine Government International Bond (Philippines), 9.50%, 02/02/2030	25,000	33,367
Province of Alberta (Canada), 3.30%, 03/15/2028	50,000	50,272
Province of Ontario (Canada), 2.13%, 01/21/2032	100,000	90,212
Qatar Government International Bond (Qatar), 6.40%, 01/20/2040(c)	100,000	125,389
Romanian Government International Bond (Romania), 3.63%, 03/27/2032(c)	50,000	42,949
Saudi Government International Bond (Saudi Arabia), 2.75%, 02/03/2032(c)	200,000	187,012
Uruguay Government International Bond (Uruguay), 4.38%, 01/23/2031	50,000	52,238
		1,254,973
Specialized REITs-0.18%
American Tower Corp., 3.10%, 06/15/2050	50,000	36,162
Crown Castle International Corp., 2.50%, 07/15/2031	50,000	42,284
Equinix, Inc., 1.55%, 03/15/2028	20,000	17,231
		95,677
Specialty Chemicals-0.27%
Albemarle Corp., 5.05%, 06/01/2032	50,000	50,485
DuPont de Nemours, Inc., 4.73%, 11/15/2028	50,000	51,881
International Flavors & Fragrances, Inc., 3.27%, 11/15/2040(c)	50,000	40,137
		142,503
Steel-0.12%
Steel Dynamics, Inc., 3.25%, 10/15/2050	25,000	18,712
Vale Overseas Ltd. (Brazil), 3.75%, 07/08/2030	50,000	46,692
		65,404
	Principal Amount	Value
Systems Software-0.48%
Microsoft Corp.
3.70%, 08/08/2046	$25,000	$24,154
4.25%, 02/06/2047	50,000	52,233
Oracle Corp.
1.65%, 03/25/2026	50,000	45,581
2.88%, 03/25/2031	50,000	42,630
3.60%, 04/01/2040	50,000	38,853
VMware, Inc., 4.50%, 05/15/2025	50,000	50,872
		254,323
Technology Hardware, Storage & Peripherals-0.24%
Apple, Inc.
1.40%, 08/05/2028	50,000	44,596
1.65%, 02/08/2031	50,000	43,070
2.80%, 02/08/2061	50,000	37,928
		125,594
Tobacco-0.23%
Altria Group, Inc., 3.80%, 02/14/2024	50,000	50,325
BAT Capital Corp. (United Kingdom), 3.46%, 09/06/2029	50,000	44,526
Philip Morris International, Inc., 4.38%, 11/15/2041	30,000	26,474
		121,325
Trading Companies & Distributors-0.08%
Air Lease Corp., 3.13%, 12/01/2030	50,000	42,815
Water Utilities-0.04%
American Water Capital Corp., 3.45%, 05/01/2050	25,000	20,836
Wireless Telecommunication Services-0.31%
Rogers Communications, Inc. (Canada), 2.95%, 03/15/2025(c)	50,000	49,167
T-Mobile USA, Inc., 3.88%, 04/15/2030	75,000	71,950
Vodafone Group PLC (United Kingdom), 4.38%, 02/19/2043	50,000	45,793
		166,910
Total U.S. Dollar Denominated Bonds & Notes (Cost $15,392,337)		14,653,062
U.S. Government Sponsored Agency Mortgage-Backed Securities-19.04%
Federal Farm Credit Bank (FFCB)-0.28%
0.88%, 11/18/2024	50,000	47,864
2.90%, 05/09/2025	100,000	100,357
		148,221
Federal Home Loan Bank (FHLB)-0.36%
2.13%, 06/09/2023 to 12/14/2029	200,000	192,516
Federal Home Loan Mortgage Corp. (FHLMC)-5.57%
0.38%, 09/23/2025	50,000	46,218
0.90%, 10/13/2027	100,000	89,677
2.50%, 09/01/2028 to 05/01/2052	400,567	372,581
3.00%, 11/01/2028 to 06/01/2052	854,168	822,049
2.00%, 05/01/2036 to 05/01/2052	950,869	855,099
1.50%, 10/01/2036 to 04/01/2051	183,890	159,832
3.50%, 02/01/2043 to 10/01/2047	93,009	92,889
4.00%, 08/01/2047 to 06/01/2052	459,767	461,301
4.50%, 03/01/2049 to 06/01/2050	41,055	42,175
Series 1, 0.00%, 11/15/2038(b)(f)	50,000	27,679
		2,969,500

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2022
(Unaudited)
	Principal Amount	Value
Federal National Mortgage Association (FNMA)-7.41%
2.63%, 09/06/2024	$100,000	$100,135
0.75%, 10/08/2027	60,000	53,649
3.50%, 12/01/2028 to 06/01/2052	738,431	729,309
2.50%, 02/01/2032 to 04/01/2052	886,038	831,097
1.50%, 09/01/2035 to 12/01/2051	452,466	404,038
2.00%, 09/01/2035 to 03/01/2052	993,940	909,476
3.00%, 08/01/2040 to 05/01/2052	519,811	498,732
4.00%, 09/01/2047 to 09/01/2050	99,189	100,359
5.00%, 05/01/2048 to 07/01/2049	64,407	67,506
4.50%, 04/01/2049 to 06/01/2052	248,845	254,645
		3,948,946
Government National Mortgage Association (GNMA)-5.42%
3.50%, 04/20/2033 to 05/20/2052	509,001	507,482
4.00%, 11/15/2046 to 05/20/2050	117,094	120,413
3.00%, 11/20/2046 to 05/20/2052	660,533	638,415
5.00%, 05/20/2048	12,289	12,787
2.50%, 06/20/2049 to 05/20/2052	830,275	780,543
4.50%, 07/20/2049 to 06/20/2052	167,180	171,430
2.00%, 09/20/2050 to 05/20/2052	718,463	655,075
		2,886,145
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $10,596,873)		10,145,328

Asset-Backed Securities-2.00%
Avis Budget Rental Car Funding (AESOP) LLC, Series 2020-2A, Class A, 2.02%, 02/20/2027(c)	100,000	92,934
Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3, 2.06%, 08/15/2028	50,000	47,823
CarMax Auto Owner Trust, Series 2018-4, Class B, 3.67%, 05/15/2024	100,000	100,451
Commercial Mortgage Trust, Series 2015-CR22, Class A5, 3.31%, 03/10/2048	100,000	98,560
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 07/15/2030(c)	100,000	100,370
GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class C, 1.05%, 05/18/2026	100,000	95,284
Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/2069(c)	71,773	67,192
SMB Private Education Loan Trust, Series 2021-B, Class A, 1.31%, 07/17/2051(c)	75,473	71,255
	Principal Amount	Value

Verizon Owner Trust, Series 2020-B, Class A, 0.47%, 02/20/2025	$50,000	$49,290
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20, Class B, 3.72%, 04/15/2050	100,000	96,719
Series 2015-NXS2, Class A4, 3.50%, 07/15/2058	200,000	197,737
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class C, 4.54%, 11/15/2045(g)	50,000	49,536
Total Asset-Backed Securities (Cost $1,102,161)		1,067,151

Municipal Obligations-0.36%
California (State of), Series 2009, GO Bonds, 7.55%, 04/01/2039	100,000	137,920
University of California, 4.77%, 05/15/2044	50,000	51,049
Total Municipal Obligations (Cost $197,247)		188,969
	Shares
Money Market Funds-14.91%
Invesco Government & Agency Portfolio, Institutional Class, 0.67%(h)(i) (Cost $7,946,963)	7,946,963	7,946,963
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-107.84% (Cost $59,600,287)		57,474,047
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.79%
Invesco Private Government Fund, 0.74%(h)(i)(j)	125,723	125,723
Invesco Private Prime Fund, 0.87%(h)(i)(j)	293,325	293,355
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $419,070)		419,078
TOTAL INVESTMENTS IN SECURITIES-108.63% (Cost $60,019,357)		57,893,125
OTHER ASSETS LESS LIABILITIES-(8.63)%		(4,597,886)
NET ASSETS-100.00%		$53,295,239

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM US Aggregate Bond ETF (PBND)—(continued)
May 31, 2022
(Unaudited)
Investment Abbreviations:
GO	-General Obligation
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at May 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2022 was $2,243,105, which represented 4.21% of the Fund’s Net Assets.
(d)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(e)	Perpetual bond with no specified maturity date.
(f)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(g)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on May 31, 2022.
(h)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2022.

	Value August 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$516,374	$10,967,165	$(3,536,576)	$-	$-	$7,946,963	$313
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	245,544	3,258,675	(3,378,496)	-	-	125,723	264*
Invesco Private Prime Fund	572,937	5,599,070	(5,878,420)	8	(240)	293,355	822*
Total	$1,334,855	$19,824,910	$(12,793,492)	$8	$(240)	$8,366,041	$1,399

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(i)	The rate shown is the 7-day SEC standardized yield as of May 31, 2022.
(j)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM MSCI USA ETF
Investments in Securities
Common Stocks & Other Equity Interests	$2,314,620,689	$-	$-	$2,314,620,689
Money Market Funds	179,969	46,014,798	-	46,194,767
Total Investments	$2,314,800,658	$46,014,798	$-	$2,360,815,456
Invesco PureBetaSM MSCI USA Small Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$37,087,714	$-	$256	$37,087,970
Money Market Funds	48,508	9,308,272	-	9,356,780
Total Investments	$37,136,222	$9,308,272	$256	$46,444,750
Invesco PureBetaSM US Aggregate Bond ETF
Investments in Securities
U.S. Treasury Securities	$-	$23,472,574	$-	$23,472,574
U.S. Dollar Denominated Bonds & Notes	-	14,653,062	-	14,653,062
U.S. Government Sponsored Agency Mortgage-Backed Securities	-	10,145,328	-	10,145,328
Asset-Backed Securities	-	1,067,151	-	1,067,151
Municipal Obligations	-	188,969	-	188,969
Money Market Funds	7,946,963	419,078	-	8,366,041
Total Investments	$7,946,963	$49,946,162	$-	$57,893,125